American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Small Cap Equity ETF (AVEE)
November 30, 2024

Avantis Emerging Markets Small Cap Equity ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.1%
Brazil — 7.2%
Allos SA	21,300	68,607
Alpargatas SA, Preference Shares(1)	1,700	1,780
Ambipar Participacoes e Empreendimentos SA(1)	2,200	58,444
Anima Holding SA	1,400	482
Armac Locacao Logistica E Servicos SA	3,100	3,390
Auren Energia SA	15,900	25,818
Azzas 2154 SA	3,792	22,752
Banco ABC Brasil SA, Preference Shares	4,902	16,425
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	10,900	19,529
Banco Pan SA, Preference Shares	8,800	10,428
Bemobi Mobile Tech SA	2,500	5,900
Blau Farmaceutica SA	400	871
BR Advisory Partners Participacoes SA	4,600	11,460
BrasilAgro - Co. Brasileira de Propriedades Agricolas	2,800	10,964
Braskem SA, Class A, ADR(1)(2)	1,944	9,759
Brava Energia	18,286	60,358
C&A Modas SA(1)	6,400	11,243
Camil Alimentos SA	5,500	6,527
Cia Brasileira de Aluminio(1)	13,200	13,690
Cia Brasileira de Distribuicao(1)	8,700	3,759
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	5,100	6,586
Cia de Saneamento de Minas Gerais Copasa MG	6,200	25,895
Cia De Sanena Do Parana	3,100	15,045
Cia De Sanena Do Parana, Preference Shares	41,100	40,029
Construtora Tenda SA(1)	4,000	9,314
Cury Construtora e Incorporadora SA	6,800	22,999
CVC Brasil Operadora e Agencia de Viagens SA(1)	2,400	957
Cyrela Brazil Realty SA Empreendimentos e Participacoes	12,400	37,673
Desktop SA	400	789
Dexco SA	19,000	22,547
Direcional Engenharia SA	2,100	10,034
EcoRodovias Infraestrutura e Logistica SA	8,200	7,496
Embraer SA, ADR(1)	5,840	223,263
Empreendimentos Pague Menos SA	2,100	1,141
Even Construtora e Incorporadora SA	4,400	4,103
Ez Tec Empreendimentos e Participacoes SA	4,600	9,602
Fleury SA	17,200	37,163
Grendene SA	14,100	12,092
Grupo Casas Bahia SA(1)	1,832	1,117
Grupo SBF SA	6,300	12,628
Guararapes Confeccoes SA	800	912
HBR Realty Empreendimentos Imobiliarios SA(1)	800	541
Hidrovias do Brasil SA(1)	27,400	13,571
Iguatemi SA	13,700	42,943
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,700	4,241
Iochpe Maxion SA	5,900	11,061
IRB-Brasil Resseguros SA(1)	2,600	17,194
Jalles Machado SA	5,100	4,281
JHSF Participacoes SA	11,900	8,366

JSL SA	2,700	2,975
Kepler Weber SA	6,400	10,360
Lavvi Empreendimentos Imobiliarios SA	2,500	3,312
LOG Commercial Properties e Participacoes SA	2,000	6,665
Log-in Logistica Intermodal SA(1)	400	1,290
Lojas Quero-Quero SA	6,900	2,913
Lojas Renner SA	44,000	108,450
LWSA SA	6,300	3,895
M Dias Branco SA	3,000	10,865
Magazine Luiza SA(1)	7,280	10,696
Mahle Metal Leve SA	2,400	10,766
Marcopolo SA	6,800	7,097
Marcopolo SA, Preference Shares	21,000	29,283
Marfrig Global Foods SA(1)	26,700	82,140
Meliuz SA(1)	300	157
Metalurgica Gerdau SA, Preference Shares	41,300	78,114
Mills Locacao Servicos e Logistica SA	3,700	5,725
Minerva SA(1)	12,100	11,382
Moura Dubeux Engenharia SA	2,100	4,296
Movida Participacoes SA(1)	4,800	4,069
MRV Engenharia e Participacoes SA(1)	18,200	15,639
Multilaser Industrial SA(1)	5,800	1,166
Oceanpact Servicos Maritimos SA(1)	2,900	2,641
Odontoprev SA	14,500	26,075
Orizon Valorizacao de Residuos SA(1)	2,000	13,798
Pagseguro Digital Ltd., Class A(1)	5,593	41,053
Patria Investments Ltd., Class A	2,461	29,434
Pet Center Comercio e Participacoes SA	17,500	12,478
Petroreconcavo SA	4,900	13,307
Plano & Plano Desenvolvimento Imobiliario SA	3,400	6,990
Portobello SA(1)	1,400	940
Positivo Tecnologia SA	2,700	2,275
Qualicorp Consultoria e Corretora de Seguros SA(1)	700	245
Randon SA Implementos e Participacoes, Preference Shares	6,200	10,531
Romi SA	315	475
Santos Brasil Participacoes SA	32,300	68,339
Sao Martinho SA	11,000	45,321
Schulz SA, Preference Shares	1,900	1,762
Ser Educacional SA(1)	1,300	1,307
Serena Energia SA(1)	14,900	15,180
Sigma Lithium Corp.(1)(2)	3,015	41,486
Simpar SA(1)	9,900	7,454
SLC Agricola SA	9,700	27,890
Smartfit Escola de Ginastica e Danca SA	8,500	25,401
SYN prop e tech SA	1,900	2,507
Taurus Armas SA, Preference Shares	1,700	2,574
Tegma Gestao Logistica SA	1,200	5,983
Transmissora Alianca de Energia Eletrica SA	10,100	56,503
Tres Tentos Agroindustrial SA	7,300	16,379
Trisul SA	700	599
Tupy SA	2,900	9,929
Unipar Carbocloro SA, Class B Preference Shares	2,340	19,788
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	23,500	23,864
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,200	8,812

Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	12,100	11,382
Vittia Fertilizantes E Biologicos SA	550	473
Vivara Participacoes SA	7,200	27,020
Vulcabras SA	3,100	8,316
Wilson Sons SA	8,200	21,356
Wiz Co.	500	483
YDUQS Participacoes SA	7,200	10,626
Zamp SA(1)	1,900	916
		1,998,916
Chile — 0.6%
CAP SA(1)	5,407	29,254
Empresa Nacional de Telecomunicaciones SA	15,404	46,493
Engie Energia Chile SA(1)	13,140	11,844
Parque Arauco SA	5,381	8,612
SMU SA	355,912	57,360
		153,563
China — 21.0%
361 Degrees International Ltd.	31,000	15,930
AAC Technologies Holdings, Inc.	35,000	158,204
Agile Group Holdings Ltd.(1)	94,000	9,751
Agora, Inc., ADR(1)(2)	2,612	13,478
Alibaba Pictures Group Ltd.(1)	450,000	24,724
A-Living Smart City Services Co. Ltd.(2)	16,500	6,315
Anhui Expressway Co. Ltd., H Shares	16,000	18,707
Atour Lifestyle Holdings Ltd., ADR	2,641	66,421
ATRenew, Inc., ADR(1)	2,787	9,169
Autohome, Inc., ADR	3,362	92,489
BAIC Motor Corp. Ltd., H Shares	69,500	20,105
Bank of Chongqing Co. Ltd., H Shares	26,500	19,589
Beijing Capital International Airport Co. Ltd., H Shares(1)	72,000	24,895
Beijing Enterprises Water Group Ltd.	182,000	49,919
Beijing Jingneng Clean Energy Co. Ltd., H Shares	70,000	16,331
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	7,000	7,432
BOE Varitronix Ltd.(2)	3,000	2,147
Brii Biosciences Ltd.(1)	3,000	377
Brilliance China Automotive Holdings Ltd.	180,000	66,688
C&D International Investment Group Ltd.	40,347	66,871
Canadian Solar, Inc.(1)(2)	1,531	19,000
Canggang Railway Ltd.(2)	20,000	2,606
Canvest Environmental Protection Group Co. Ltd.	25,000	14,300
CGN Mining Co. Ltd.(2)	105,000	23,812
Chervon Holdings Ltd.	3,000	6,591
China BlueChemical Ltd., H Shares	62,000	15,959
China Chunlai Education Group Co. Ltd.(2)	2,000	1,109
China Cinda Asset Management Co. Ltd., H Shares	311,000	50,622
China Communications Services Corp. Ltd., H Shares	128,000	67,457
China Conch Environment Protection Holdings Ltd.	10,500	965
China Conch Venture Holdings Ltd.	67,500	57,906
China Datang Corp. Renewable Power Co. Ltd., H Shares	93,000	23,972
China East Education Holdings Ltd.(2)	21,000	7,809
China Education Group Holdings Ltd.	44,061	19,787
China Everbright Environment Group Ltd.	200,000	90,550
China Everbright Ltd.	16,000	10,744
China High Speed Transmission Equipment Group Co. Ltd.(1)	3,000	314

China Kepei Education Group Ltd.(1)	14,000	2,491
China Lesso Group Holdings Ltd.	43,000	19,488
China Literature Ltd.(1)	20,400	74,723
China Medical System Holdings Ltd.	64,000	64,694
China Meidong Auto Holdings Ltd.(2)	14,000	4,202
China National Building Material Co. Ltd., H Shares	220,000	94,393
China Nonferrous Mining Corp. Ltd.	70,000	45,834
China Resources Building Materials Technology Holdings Ltd.	140,000	32,285
China Resources Medical Holdings Co. Ltd.	36,000	17,922
China Resources Pharmaceutical Group Ltd.	37,500	25,354
China Risun Group Ltd.(2)	15,000	5,986
China Shineway Pharmaceutical Group Ltd.	8,000	10,025
China Taiping Insurance Holdings Co. Ltd.	70,000	111,083
China Tobacco International HK Co. Ltd.(2)	9,000	28,211
China Traditional Chinese Medicine Holdings Co. Ltd.(1)	128,000	36,416
China Water Affairs Group Ltd.	30,000	16,786
China Yongda Automobiles Services Holdings Ltd.	23,000	5,704
CIMC Enric Holdings Ltd.	26,000	22,657
CMGE Technology Group Ltd.(1)(2)	50,000	5,097
COFCO Joycome Foods Ltd.(1)(2)	108,000	20,057
Concord New Energy Group Ltd.	200,000	13,406
Consun Pharmaceutical Group Ltd.	21,000	21,887
COSCO SHIPPING International Hong Kong Co. Ltd.	4,000	2,076
COSCO SHIPPING Ports Ltd.	53,042	30,877
Country Garden Services Holdings Co. Ltd.	107,000	77,959
Dalipal Holdings Ltd.(2)	14,000	13,368
Daqo New Energy Corp., ADR(1)(2)	1,726	34,572
Digital China Holdings Ltd.(2)	26,000	12,623
Dingdang Health Technology Group Ltd.(1)	12,000	924
Dongfeng Motor Group Co. Ltd., Class H	74,000	33,404
Dongyue Group Ltd.	74,000	65,500
DouYu International Holdings Ltd., ADR	686	7,848
DPC Dash Ltd.(1)(2)	500	5,025
East Buy Holding Ltd.(1)(2)	15,000	28,574
Fenbi Ltd.(1)	31,000	10,694
FIH Mobile Ltd.(1)(2)	145,000	17,371
FinVolution Group, ADR	7,791	54,381
Fu Shou Yuan International Group Ltd.	52,000	25,947
Fufeng Group Ltd.	68,000	41,528
GCL Technology Holdings Ltd.(1)(2)	1,040,000	195,001
GDS Holdings Ltd., Class A(1)	60,100	149,400
Gemdale Properties & Investment Corp. Ltd.	222,000	8,474
Genertec Universal Medical Group Co. Ltd.	43,000	25,934
Grand Pharmaceutical Group Ltd.	53,500	31,255
Greatview Aseptic Packaging Co. Ltd.	7,000	2,264
Greentown China Holdings Ltd.(2)	55,500	68,372
Greentown Management Holdings Co. Ltd.(2)	25,000	9,689
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	62,800	13,459
Gushengtang Holdings Ltd.(2)	3,600	15,695
Haichang Ocean Park Holdings Ltd.(1)(2)	80,000	4,223
Hainan Meilan International Airport Co. Ltd., H Shares(1)	9,000	10,030
Haitian International Holdings Ltd.	25,000	63,783
Harbin Electric Co. Ltd., H Shares	20,000	6,554
Hello Group, Inc., ADR	6,194	41,686

Hengan International Group Co. Ltd.	30,500	87,609
Hopson Development Holdings Ltd.(1)	4,800	1,924
Huazhong In-Vehicle Holdings Co. Ltd.(2)	20,000	592
HUTCHMED China Ltd.(1)	26,000	89,115
HUYA, Inc., ADR	4,210	13,556
Hygeia Healthcare Holdings Co. Ltd.(1)	12,000	24,871
iDreamSky Technology Holdings Ltd.(1)(2)	21,200	6,924
iQIYI, Inc., ADR(1)(2)	19,226	41,528
Jinchuan Group International Resources Co. Ltd.	22,000	1,512
Jinke Smart Services Group Co. Ltd., H Shares(1)	4,900	4,158
JinkoSolar Holding Co. Ltd., ADR	1,245	27,627
Jinxin Fertility Group Ltd.	61,500	23,748
Jiumaojiu International Holdings Ltd.(2)	27,000	11,662
JNBY Design Ltd.	8,000	15,108
JOYY, Inc., ADR(1)	2,153	83,644
Kangji Medical Holdings Ltd.	2,500	1,921
Kinetic Development Group Ltd.	76,000	12,800
Kingboard Holdings Ltd.	32,000	77,145
Kingboard Laminates Holdings Ltd.	26,000	24,843
KWG Group Holdings Ltd.(1)	20,500	1,202
Lee & Man Paper Manufacturing Ltd.	49,000	14,675
LexinFintech Holdings Ltd., ADR	4,585	23,246
Lingbao Gold Group Co. Ltd., Class H	12,000	4,611
Linklogis, Inc., Class B(2)	34,500	7,490
LK Technology Holdings Ltd.(2)	20,000	8,356
Logan Group Co. Ltd.(1)	31,000	4,287
Lonking Holdings Ltd.	81,000	14,832
Lufax Holding Ltd., ADR	10,559	25,870
Luye Pharma Group Ltd.(1)	100,500	32,671
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	40,000	2,946
Maoyan Entertainment(1)(2)	4,200	4,811
Midea Real Estate Holding Ltd.(1)	8,400	3,177
Ming Yuan Cloud Group Holdings Ltd.(1)	30,000	10,389
Minth Group Ltd.(1)	30,000	51,591
MMG Ltd.(1)	175,200	60,136
Nayuki Holdings Ltd.(1)	8,500	1,594
NetDragon Websoft Holdings Ltd.	10,000	12,999
New Focus Auto Tech Holdings Ltd.(1)	104,000	793
Newborn Town, Inc.(1)	28,000	13,265
Nexteer Automotive Group Ltd.	34,000	12,621
Nine Dragons Paper Holdings Ltd.(1)	57,000	23,264
Niu Technologies, ADR(1)	1,077	2,003
Noah Holdings Ltd., ADR	1,732	22,724
Onewo, Inc., Class H	49,300	139,081
Ping An Healthcare & Technology Co. Ltd.(1)(2)	4,400	8,444
Poly Property Group Co. Ltd.(2)	81,000	16,854
Poly Property Services Co. Ltd., Class H(2)	6,200	25,275
Pop Mart International Group Ltd.	26,200	304,138
Q Technology Group Co. Ltd.(1)	14,000	10,789
Qifu Technology, Inc., ADR	6,611	251,945
Qudian, Inc., ADR(1)	8,556	26,866
Radiance Holdings Group Co. Ltd.(1)(2)	27,000	10,832
Sany Heavy Equipment International Holdings Co. Ltd.	37,000	23,399
Scholar Education Group(1)	6,000	4,002

Seazen Group Ltd.(1)(2)	96,000	24,759
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	68,400	39,581
Shanghai Conant Optical Co. Ltd., Class H(2)	13,500	24,996
Shanghai Industrial Holdings Ltd.	17,000	25,275
Shenzhen Expressway Corp. Ltd., H Shares	20,000	18,034
Shenzhen International Holdings Ltd.	68,768	56,680
Shimao Services Holdings Ltd.(1)	7,000	808
Shoucheng Holdings Ltd.(2)	22,000	2,727
Shougang Fushan Resources Group Ltd.	90,933	30,828
Shui On Land Ltd.	40,000	3,559
Sichuan Expressway Co. Ltd., Class H	24,000	9,947
Sihuan Pharmaceutical Holdings Group Ltd.	109,000	9,704
Simcere Pharmaceutical Group Ltd.(2)	27,000	24,362
Sino-Ocean Group Holding Ltd.(1)	117,500	4,509
Sinopec Engineering Group Co. Ltd., H Shares	72,500	53,436
Sinopec Kantons Holdings Ltd.	12,000	6,518
Skyworth Group Ltd.	44,000	17,033
Sohu.com Ltd., ADR(1)	1,143	14,870
SSY Group Ltd.	50,000	22,938
Sun Art Retail Group Ltd.	83,000	27,745
Sunac China Holdings Ltd.(1)(2)	293,000	94,573
Sunac Services Holdings Ltd.(2)	50,000	11,556
SY Holdings Group Ltd.(2)	13,000	12,126
TCL Electronics Holdings Ltd.(1)	33,000	21,923
Tiangong International Co. Ltd.(2)	72,000	19,408
Tianli International Holdings Ltd.	57,000	31,680
Tianneng Power International Ltd.(2)	24,000	20,257
Tong Ren Tang Technologies Co. Ltd., H Shares	17,000	11,079
Tongdao Liepin Group(1)	4,400	1,450
Topsports International Holdings Ltd.(2)	56,000	17,660
Towngas Smart Energy Co. Ltd.(1)	23,000	8,840
Uni-President China Holdings Ltd.	57,000	50,468
Up Fintech Holding Ltd., ADR(1)	3,775	21,857
Vnet Group, Inc., ADR(1)	5,056	19,617
Wanguo Gold Group Ltd.	10,000	15,672
Wasion Holdings Ltd.	24,000	21,024
Weibo Corp., ADR	4,194	40,262
Weimob, Inc.(1)(2)	75,000	15,383
West China Cement Ltd.	88,000	17,230
Xiabuxiabu Catering Management China Holdings Co. Ltd.	15,500	1,707
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	3,000	3,752
Xinte Energy Co. Ltd., H Shares(1)(2)	14,000	15,380
Xinyi Energy Holdings Ltd.(2)	68,000	7,018
XJ International Holdings Co. Ltd.(1)	92,000	1,709
Xtep International Holdings Ltd.	54,500	37,043
Yatsen Holding Ltd., ADR(1)(2)	705	3,539
Yeahka Ltd.(1)(2)	3,200	4,128
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	11,000	12,870
Yidu Tech, Inc.(1)(2)	11,600	8,172
Yihai International Holding Ltd.(2)	23,000	40,361
Yuexiu Property Co. Ltd.	50,000	36,615
Yuexiu Transport Infrastructure Ltd.	32,000	15,530
Zengame Technology Holding Ltd.	4,000	1,498
Zhejiang Expressway Co. Ltd., H Shares	59,800	39,439

Zhihu, Inc., ADR(1)	1,362	4,890
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	31,200	50,813
Zhongsheng Group Holdings Ltd.	25,500	50,589
Zhongyu Energy Holdings Ltd.(1)(2)	8,000	4,677
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	35,500	7,928
Zhuguang Holdings Group Co. Ltd.(1)	20,000	267
Zonqing Environmental Ltd.(2)	6,000	5,126
Zylox-Tonbridge Medical Technology Co. Ltd.(1)	1,500	2,213
		5,847,339
Greece — 0.5%
Aegean Airlines SA	1,764	17,695
GEK TERNA SA(1)	2,730	53,787
Holding Co. ADMIE IPTO SA	1,651	4,130
Intracom Holdings SA	3,951	11,094
Intralot SA-Integrated Information Systems & Gaming Services(1)	7,992	7,721
LAMDA Development SA(1)	3,012	22,890
Optima bank SA	1,008	13,475
		130,792
Hong Kong — 0.1%
CARsgen Therapeutics Holdings Ltd.(1)(2)	5,000	4,299
Country Garden Holdings Co. Ltd.(1)(2)	186,000	27,900
Edianyun Ltd., Class H(1)	1,000	239
Midea Construction(1)	8,400	4,675
Venus MedTech Hangzhou, Inc., H Shares(1)	1,000	1
		37,114
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	16,786	53,291
Opus Global Nyrt	5,223	6,715
		60,006
India — 19.3%
63 Moons Technologies Ltd.	500	3,931
Aarti Drugs Ltd.	614	3,353
Aarti Industries Ltd.	3,196	17,004
Aarti Pharmalabs Ltd.	1,003	7,554
Aavas Financiers Ltd.(1)	1,666	33,094
Accelya Solutions India Ltd.	61	1,128
Action Construction Equipment Ltd.	1,300	20,188
ADF Foods Ltd.	1,977	7,792
Aditya Birla Real Estate Ltd.	896	29,221
Aditya Birla Sun Life Asset Management Co. Ltd.	1,834	18,785
Advanced Enzyme Technologies Ltd.	1,320	5,922
Aegis Logistics Ltd.	4,921	52,988
AGI Greenpac Ltd.	625	7,115
Agro Tech Foods Ltd.	157	1,744
Ajmera Realty & Infra India Ltd.	312	4,030
Alembic Ltd.	2,859	4,455
Alkyl Amines Chemicals	390	9,090
Allcargo Logistics Ltd.	5,034	3,206
Allied Digital Services Ltd.	1,377	4,323
Amara Raja Energy & Mobility Ltd.	4,237	64,420
Anand Rathi Wealth Ltd.	358	17,663
Anant Raj Ltd.	3,337	26,699
Andhra Paper Ltd.	1,165	1,360
Angel One Ltd.	631	21,713

Aptech Ltd.	500	1,052
Archean Chemical Industries Ltd.	1,548	13,096
Arman Financial Services Ltd.(1)	195	3,064
Artemis Medicare Services Ltd.	812	3,170
Arvind Ltd.	4,282	19,219
Asahi India Glass Ltd.	1,902	15,438
Ashapura Minechem Ltd.(1)	938	3,947
Ashoka Buildcon Ltd.(1)	3,107	9,189
Associated Alcohols & Breweries Ltd.	192	2,179
Astec Lifesciences Ltd.(1)	150	1,900
Aster DM Healthcare Ltd.	5,102	30,250
AstraZeneca Pharma India Ltd.	138	10,750
Atul Auto Ltd.(1)	225	1,514
Atul Ltd.	368	31,826
AurionPro Solutions Ltd.	627	12,129
Avadh Sugar & Energy Ltd.	218	1,599
Avanti Feeds Ltd.	1,104	7,674
Bajaj Consumer Care Ltd.	2,710	6,764
Bajaj Hindusthan Sugar Ltd.(1)	26,486	10,560
Balaji Amines Ltd.	260	6,362
Balmer Lawrie & Co. Ltd.	1,840	5,012
Balrampur Chini Mills Ltd.	3,546	24,609
BASF India Ltd.	277	19,727
Bata India Ltd.	1,096	18,335
BEML Ltd.	525	26,423
Bhansali Engineering Polymers Ltd.	3,647	5,492
Bharat Bijlee Ltd.	130	5,979
Bharat Rasayan Ltd.	28	3,931
Bharat Wire Ropes Ltd.(1)	677	1,882
Bikaji Foods International Ltd.	1,225	11,680
Birla Corp. Ltd.	749	11,035
Birlasoft Ltd.	6,073	42,601
BL Kashyap & Sons Ltd.(1)	2,006	1,797
Black Box Ltd.(1)	1,514	11,274
Bliss Gvs Pharma Ltd.	2,609	5,018
BLS International Services Ltd.	2,807	12,959
Blue Dart Express Ltd.	126	11,206
Bodal Chemicals Ltd.(1)	1,303	1,142
Bombay Burmah Trading Co.	520	14,852
Camlin Fine Sciences Ltd.(1)	2,509	3,650
Campus Activewear Ltd.(1)	2,497	8,445
Can Fin Homes Ltd.	2,054	20,095
Capacit'e Infraprojects Ltd.(1)	994	5,112
Caplin Point Laboratories Ltd.	490	12,767
Cartrade Tech Ltd.(1)	542	8,717
Castrol India Ltd.	3,348	7,981
Ceat Ltd.	517	18,904
Centrum Capital Ltd.(1)	5,500	2,119
Century Plyboards India Ltd.	1,360	11,700
Cera Sanitaryware Ltd.	157	13,790
Chalet Hotels Ltd.(1)	1,907	20,137
Chambal Fertilisers & Chemicals Ltd.	5,133	31,401
Chemplast Sanmar Ltd.(1)	2,007	11,893
Chennai Petroleum Corp. Ltd.	1,491	11,083

City Union Bank Ltd.	9,752	20,760
Clean Science & Technology Ltd.	583	8,878
Coffee Day Enterprises Ltd.(1)	3,833	1,328
Computer Age Management Services Ltd.	1,671	97,875
Craftsman Automation Ltd.	253	15,312
CreditAccess Grameen Ltd.	891	9,535
Cupid Ltd.(1)	4,594	4,707
Cyient DLM Ltd.(1)	639	5,307
Cyient Ltd.	1,223	26,905
Dalmia Bharat Sugar & Industries Ltd.	541	2,838
Datamatics Global Services Ltd.	376	2,591
DCB Bank Ltd.	4,125	6,052
DCM Shriram Industries Ltd.	793	1,726
DCM Shriram Ltd.	1,394	19,061
DCW Ltd.(1)	4,072	4,767
Dcx Systems Ltd.(1)	1,123	4,483
Deepak Fertilisers & Petrochemicals Corp. Ltd.	2,147	35,028
Delta Corp. Ltd.	1,119	1,563
Dhampur Sugar Mills Ltd.(1)	614	1,373
Dhani Services Ltd.(1)	8,894	8,159
Dhanuka Agritech Ltd.	409	7,342
Dilip Buildcon Ltd.	1,131	6,473
Dishman Carbogen Amcis Ltd.(1)	2,184	6,347
Dolat Algotech Ltd.	1,569	2,384
Dollar Industries Ltd.	373	2,302
Dreamfolks Services Ltd.	363	1,831
Dredging Corp. of India Ltd.(1)	175	1,892
Dwarikesh Sugar Industries Ltd.(1)	1,622	1,277
eClerx Services Ltd.	538	22,297
Edelweiss Financial Services Ltd.	14,925	21,800
EID Parry India Ltd.(1)	2,141	21,790
Elecon Engineering Co. Ltd.	2,124	14,728
Electronics Mart India Ltd.(1)	2,534	5,419
Electrosteel Castings Ltd.	9,402	17,035
Epigral Ltd.	389	9,611
EPL Ltd.	2,912	8,856
Equinox India Developments Ltd.(1)	14,006	22,778
Equitas Small Finance Bank Ltd.	14,691	10,872
Ester Industries Ltd.(1)	967	1,748
Eveready Industries India Ltd.	1,204	5,555
Everest Kanto Cylinder Ltd.	896	2,217
Excel Industries Ltd.	204	3,555
FCS Software Solutions Ltd.(1)	23,160	931
FDC Ltd.	1,480	8,984
FIEM Industries Ltd.	216	3,918
Filatex India Ltd.	5,605	4,480
Fine Organic Industries Ltd.	242	14,917
Fineotex Chemical Ltd.	615	2,571
Finolex Cables Ltd.	2,621	35,729
Finolex Industries Ltd.	6,525	20,808
Firstsource Solutions Ltd.	6,006	26,181
Foods & Inns Ltd.	614	845
Force Motors Ltd.	89	7,273
Fusion Finance Ltd.(1)	622	1,338

G R Infraprojects Ltd.(1)	551	10,705
Gabriel India Ltd.	1,518	7,987
Galaxy Surfactants Ltd.	211	7,024
Ganesh Benzoplast Ltd.(1)	1,241	2,037
Ganesh Housing Corp. Ltd.	742	11,135
Garden Reach Shipbuilders & Engineers Ltd.	572	11,399
Garware Hi-Tech Films Ltd.	269	15,741
Gateway Distriparks Ltd.	8,483	8,315
Geojit Financial Services Ltd.	1,923	2,711
GHCL Ltd.	1,396	9,959
Glenmark Life Sciences Ltd.(1)	744	9,558
Globus Spirits Ltd.	394	4,132
GM Breweries Ltd.	180	1,720
GMM Pfaudler Ltd.	469	6,794
Godawari Power & Ispat Ltd.	6,635	14,862
Godrej Agrovet Ltd.	1,352	12,042
Gokaldas Exports Ltd.(1)	1,186	13,558
Gokul Agro Resources Ltd.(1)	1,444	5,798
Goldiam International Ltd.	942	3,555
Goodluck India Ltd.	318	3,729
Granules India Ltd.	4,093	28,355
Graphite India Ltd.	1,640	10,149
Great Eastern Shipping Co. Ltd.	4,271	55,730
Greaves Cotton Ltd.	2,023	4,490
Greenpanel Industries Ltd.	1,727	7,113
Gujarat Alkalies & Chemicals Ltd.	458	4,268
Gujarat Ambuja Exports Ltd.	3,460	5,100
Gujarat Industries Power Co. Ltd.	1,966	4,944
Gujarat Mineral Development Corp. Ltd.	2,362	9,675
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	2,223	16,867
Gujarat Pipavav Port Ltd.	8,095	18,042
Gujarat State Fertilizers & Chemicals Ltd.	5,888	15,670
Gujarat State Petronet Ltd.	11,674	49,080
Gulf Oil Lubricants India Ltd.	447	5,863
Happiest Minds Technologies Ltd.	1,399	12,013
Happy Forgings Ltd.	581	7,566
HealthCare Global Enterprises Ltd.(1)	800	4,759
HEG Ltd.	1,870	9,812
HeidelbergCement India Ltd.	1,954	5,042
Heritage Foods Ltd.	881	5,120
Heubach Colorants India Ltd.(1)	296	1,911
HG Infra Engineering Ltd.	296	4,678
Hikal Ltd.	1,226	5,988
Hindustan Foods Ltd.(1)	690	4,539
Hindustan Oil Exploration Co. Ltd.(1)	2,906	6,592
Hi-Tech Gears Ltd.	215	2,105
HI-Tech Pipes Ltd.	1,926	3,760
HLV Ltd.(1)	8,296	1,897
Home First Finance Co. India Ltd.	1,048	13,080
HPL Electric & Power Ltd.	346	2,274
IDFC First Bank Ltd.(1)	70,489	53,568
IFCI Ltd.(1)	20,022	15,185
IIFL Finance Ltd.	6,885	34,383
IIFL Securities Ltd.	2,955	11,468

Imagicaaworld Entertainment Ltd.(1)	3,532	3,057
India Cements Ltd.(1)	4,018	17,451
India Glycols Ltd.	299	4,527
India Pesticides Ltd.	527	1,167
IndiaMart InterMesh Ltd.	464	12,897
Indian Energy Exchange Ltd.	12,121	25,353
Indian Metals & Ferro Alloys Ltd.	420	4,200
Indigo Paints Ltd.	210	3,574
Indo Count Industries Ltd.	2,284	8,799
Indraprastha Medical Corp. Ltd.	1,480	8,074
Infibeam Avenues Ltd.	23,002	7,391
Ingersoll Rand India Ltd.	219	11,719
Inox Green Energy Services Ltd.(1)	3,220	5,677
Insecticides India Ltd.	261	2,325
IOL Chemicals & Pharmaceuticals Ltd.	662	2,906
IRCON International Ltd.	708	1,764
ISGEC Heavy Engineering Ltd.	664	11,301
ITD Cementation India Ltd.	2,521	15,637
J Kumar Infraprojects Ltd.	858	7,672
Jai Balaji Industries Ltd.(1)	1,010	10,899
Jai Corp. Ltd.	936	4,069
Jain Irrigation Systems Ltd.(1)	5,882	5,044
Jaiprakash Power Ventures Ltd.(1)	93,228	20,400
Jammu & Kashmir Bank Ltd.	8,722	10,092
Jamna Auto Industries Ltd.	5,904	7,224
Jash Engineering Ltd.	810	5,789
Jindal Drilling & Industries Ltd.	339	3,437
Jindal Poly Films Ltd.	362	3,747
Jindal Saw Ltd.	5,726	20,910
Jindal Worldwide Ltd.	999	3,764
JK Lakshmi Cement Ltd.	1,521	14,069
JK Paper Ltd.	1,848	9,283
JK Tyre & Industries Ltd.	2,699	12,258
JM Financial Ltd.	10,191	16,494
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	180	3,993
Jubilant Ingrevia Ltd.	2,078	19,344
Jubilant Pharmova Ltd.	1,944	28,488
Juniper Hotels Ltd.(1)	992	4,227
Jupiter Life Line Hospitals Ltd.	546	9,787
Just Dial Ltd.(1)	711	9,329
Jyothy Labs Ltd.	3,586	17,870
Jyoti Structures Ltd.(1)	15,574	5,420
Kalpataru Projects International Ltd.	2,982	40,386
Kalyani Steels Ltd.	460	4,927
Kamdhenu Ltd.	339	1,987
Karnataka Bank Ltd.	4,962	12,484
Karur Vysya Bank Ltd.	11,315	31,771
Kaveri Seed Co. Ltd.	575	5,899
KCP Ltd.	1,967	5,772
Kellton Tech Solutions Ltd.(1)	1,287	2,251
Kfin Technologies Ltd.	2,115	29,233
Kiri Industries Ltd.(1)	988	6,598
Kirloskar Brothers Ltd.	697	18,835
Kirloskar Ferrous Industries Ltd.	1,847	13,128

Kirloskar Oil Engines Ltd.	2,344	31,199
Kirloskar Pneumatic Co. Ltd.	1,138	23,844
Kitex Garments Ltd.	527	4,644
KNR Constructions Ltd.	2,984	11,564
Kolte-Patil Developers Ltd.	551	2,416
Kopran Ltd.	671	1,732
KPI Green Energy Ltd.	1,622	15,232
KRBL Ltd.	1,130	4,132
Krishna Institute of Medical Sciences Ltd.(1)	7,250	50,585
Krsnaa Diagnostics Ltd.	629	7,429
LA Opala RG Ltd.	827	3,185
Laxmi Organic Industries Ltd.	2,376	7,415
Lemon Tree Hotels Ltd.(1)	10,641	16,494
Likhitha Infrastructure Ltd.	504	2,161
Lincoln Pharmaceuticals Ltd.	377	2,823
LMW Ltd.	100	19,272
LT Foods Ltd.	4,066	19,160
LUX Industries Ltd.	112	2,553
Mahanagar Gas Ltd.	2,110	29,820
Maharashtra Scooters Ltd.	76	8,476
Maharashtra Seamless Ltd.	1,131	8,627
Mahindra Holidays & Resorts India Ltd.(1)	1,840	8,068
Mahindra Logistics Ltd.	609	2,762
Maithan Alloys Ltd.	180	2,275
Man Industries India Ltd.(1)	777	2,872
Man Infraconstruction Ltd.	2,440	6,781
Manali Petrochemicals Ltd.	1,877	1,392
Manappuram Finance Ltd.	21,795	40,446
Mangalam Cement Ltd.	631	6,607
Marksans Pharma Ltd.	6,088	24,791
MAS Financial Services Ltd.	1,154	3,797
Mayur Uniquoters Ltd.	478	3,383
Medi Assist Healthcare Services Ltd.	575	4,078
Medplus Health Services Ltd.(1)	975	9,040
Meghmani Organics Ltd.(1)	4,269	4,920
Metropolis Healthcare Ltd.(1)	693	17,609
Minda Corp. Ltd.	2,487	14,633
MM Forgings Ltd.	564	3,346
MMTC Ltd.(1)	2,796	2,611
MOIL Ltd.	1,561	5,857
Mold-Tek Packaging Ltd.	419	3,418
Morepen Laboratories Ltd.(1)	9,947	9,330
Mrs Bectors Food Specialities Ltd.	865	18,582
MSP Steel & Power Ltd.(1)	7,229	3,899
Muthoot Microfin Ltd.(1)	358	798
Natco Pharma Ltd.	3,166	51,625
National Fertilizers Ltd.	3,037	4,413
Nava Ltd.	1,719	21,624
Navin Fluorine International Ltd.	738	30,731
NCC Ltd.	17,151	63,135
Nectar Lifesciences Ltd.(1)	2,214	882
NELCO Ltd.	294	3,627
NESCO Ltd.	579	7,242
Netweb Technologies India Ltd.	445	14,544

Network18 Media & Investments Ltd.(1)	4,523	4,231
Neuland Laboratories Ltd.	275	54,530
NIIT Learning Systems Ltd.	1,473	8,196
NIIT Ltd.	1,763	4,675
NOCIL Ltd.	2,554	7,990
Nuvama Wealth Management Ltd.	226	17,588
Nuvoco Vistas Corp. Ltd.(1)	3,001	12,485
Odigma Consultancy Solutions(1)	258	280
OnMobile Global Ltd.(1)	1,009	920
Orient Cement Ltd.	2,651	10,785
Orient Electric Ltd.	3,336	9,284
Orient Green Power Co. Ltd.(1)	22,443	4,672
Orient Paper & Industries Ltd.	2,555	1,215
Oriental Hotels Ltd.	1,543	3,342
Pakka Ltd.(1)	870	2,961
Panama Petrochem Ltd.	688	2,826
Paradeep Phosphates Ltd.	9,572	12,626
Parag Milk Foods Ltd.	1,114	2,738
Paramount Communications Ltd.(1)	2,276	1,939
Patel Engineering Ltd.(1)	9,979	6,304
PC Jeweller Ltd.(1)	7,309	14,184
PCBL Ltd.	4,900	25,285
Pearl Global Industries Ltd.	132	1,893
Pennar Industries Ltd.(1)	2,164	5,362
Piramal Pharma Ltd.	17,915	57,087
Pitti Engineering Ltd.	322	5,565
PNB Gilts Ltd.	1,887	2,617
PNB Housing Finance Ltd.(1)	2,625	27,766
PNC Infratech Ltd.	2,812	9,889
Pokarna Ltd.	460	5,826
Poly Medicure Ltd.	703	23,186
Polyplex Corp. Ltd.	501	7,633
Pondy Oxides & Chemicals Ltd.	424	4,422
Power Mech Projects Ltd.	360	12,100
Praj Industries Ltd.	1,959	19,168
Prakash Industries Ltd.	3,181	6,337
Prataap Snacks Ltd.	194	2,376
Premier Explosives Ltd.	860	4,714
Pricol Ltd.(1)	1,446	8,306
Prince Pipes & Fittings Ltd.	1,052	5,324
Prism Johnson Ltd.(1)	2,496	5,577
Procter & Gamble Health Ltd.	200	12,266
Protean eGov Technologies Ltd.	665	14,047
Prudent Corporate Advisory Services Ltd.	174	6,277
PSP Projects Ltd.(1)	152	1,211
PTC India Ltd.	5,811	11,988
Puravankara Ltd.	1,420	6,395
Quess Corp. Ltd.	1,395	11,667
Quick Heal Technologies Ltd.	470	3,474
Rain Industries Ltd.	4,885	8,922
Rainbow Children's Medicare Ltd.	1,010	19,019
Rajesh Exports Ltd.(1)	923	2,604
Rallis India Ltd.	2,447	9,649
Ram Ratna Wires Ltd.	391	2,753

Ramco Cements Ltd.	2,231	26,848
Ramkrishna Forgings Ltd.	2,265	25,984
Ramky Infrastructure Ltd.(1)	507	3,722
Rashtriya Chemicals & Fertilizers Ltd.	4,212	8,964
Raymond Lifestyle Ltd.(1)	840	20,348
Raymond Ltd.	1,050	20,454
RBL Bank Ltd.	8,694	15,996
Redington Ltd.	20,547	48,120
Redtape Ltd.(1)	811	7,857
Refex Industries Ltd.	1,230	7,592
Reliance Industrial Infrastructure Ltd.	155	2,161
Reliance Infrastructure Ltd.(1)	5,126	16,989
Reliance Power Ltd.(1)	83,920	38,499
Religare Enterprises Ltd.(1)	2,191	6,507
Repco Home Finance Ltd.	1,055	6,183
Rico Auto Industries Ltd.	1,835	1,985
RITES Ltd.	2,686	9,081
Rossari Biotech Ltd.	463	4,493
Roto Pumps Ltd.	414	1,268
RPG Life Sciences Ltd.	131	3,442
RR Kabel Ltd.	656	11,195
Rupa & Co. Ltd.	419	1,287
Saksoft Ltd.	640	1,802
Salzer Electronics Ltd.	347	4,604
Sammaan Capital Ltd.	12,764	25,444
Sandhar Technologies Ltd.	522	3,261
Sandur Manganese & Iron Ores Ltd.	1,248	7,476
Sanghi Industries Ltd.(1)	1,482	1,427
Sanghvi Movers Ltd.	1,260	4,946
Sanofi India Ltd.	243	18,403
Sansera Engineering Ltd.	845	15,916
Sapphire Foods India Ltd.(1)	5,015	19,408
Sarda Energy & Minerals Ltd.	2,790	14,811
Satia Industries Ltd.	661	805
Satin Creditcare Network Ltd.(1)	1,324	2,488
Savita Oil Technologies Ltd.	484	2,868
SBFC Finance Ltd.(1)	4,841	4,996
Schneider Electric Infrastructure Ltd.(1)	836	8,223
Selan Exploration Technology Ltd.(1)	379	3,967
SEPC Ltd.(1)	6,775	1,986
SH Kelkar & Co. Ltd.	2,035	6,814
Shaily Engineering Plastics Ltd.	907	13,975
Shalby Ltd.	515	1,361
Shalimar Paints Ltd.(1)	1,215	1,543
Shankara Building Products Ltd.	264	2,093
Sharda Cropchem Ltd.	725	6,929
Shilpa Medicare Ltd.(1)	1,013	10,795
Shipping Corp. of India Ltd.	5,559	15,490
Shivalik Bimetal Controls Ltd.	543	3,568
Shree Digvijay Cement Co. Ltd.	1,275	1,349
Shriram Pistons & Rings Ltd.	53	1,357
SJS Enterprises Ltd.	401	5,947
Skipper Ltd.	587	4,035
SMS Pharmaceuticals Ltd.	819	2,535

Snowman Logistics Ltd.	1,961	1,715
Sobha Ltd.	1,805	35,717
Sobha Ltd.	158	1,381
Solara Active Pharma Sciences Ltd.(1)	306	3,086
Somany Ceramics Ltd.	386	3,180
Sonata Software Ltd.	1,700	12,618
South Indian Bank Ltd.	34,208	9,858
Southern Petrochemical Industries Corp. Ltd.	2,423	2,231
Spandana Sphoorty Financial Ltd.(1)	486	2,288
Star Cement Ltd.(1)	2,911	6,326
Steel Strips Wheels Ltd.	958	2,302
Sterlite Technologies Ltd.(1)	2,947	4,125
Stove Kraft Ltd.	54	527
Strides Pharma Science Ltd.	1,909	37,025
Subros Ltd.	605	4,498
Sudarshan Chemical Industries Ltd.	1,113	14,097
Sula Vineyards Ltd.	1,007	5,168
Sunflag Iron & Steel Co. Ltd.(1)	1,670	4,242
Sunteck Realty Ltd.	1,416	8,651
Supreme Petrochem Ltd.	1,829	15,497
Supriya Lifescience Ltd.	813	7,483
Surya Roshni Ltd.	789	5,354
Suven Pharmaceuticals Ltd.(1)	4,033	62,331
Swan Energy Ltd.	2,581	18,693
Swaraj Engines Ltd.	138	5,139
Swelect Energy Systems Ltd.	195	2,424
Symphony Ltd.	549	8,762
TAJGVK Hotels & Resorts Ltd.	483	1,976
Talbros Automotive Components Ltd.	756	2,876
Tamil Nadu Newsprint & Papers Ltd.	904	1,836
Tamilnad Mercantile Bank Ltd.	1,631	9,150
Tanla Platforms Ltd.	1,335	11,127
TARC Ltd.(1)	2,781	7,258
Tasty Bite Eatables Ltd.	18	2,305
TCI Express Ltd.	183	1,820
TD Power Systems Ltd.	3,024	15,660
TeamLease Services Ltd.(1)	277	9,512
Techno Electric & Engineering Co. Ltd.	306	5,358
Texmaco Infrastructure & Holdings Ltd.	1,238	1,855
Thanga Mayil Jewellery Ltd.	226	5,315
Thirumalai Chemicals Ltd.	1,770	7,885
Thomas Cook India Ltd.	4,545	11,219
Thyrocare Technologies Ltd.	498	5,912
Time Technoplast Ltd.	3,329	17,768
Tips Music Ltd.	992	10,108
Titagarh Rail System Ltd.	2,017	28,912
Tourism Finance Corp. of India Ltd.	2,278	4,869
Trident Ltd.	24,101	9,719
Triveni Engineering & Industries Ltd.	2,157	10,230
Triveni Turbine Ltd.	2,278	20,814
TTK Prestige Ltd.	732	7,331
Uflex Ltd.	1,340	8,511
Ugro Capital Ltd.(1)	1,907	5,576
Ujjivan Small Finance Bank Ltd.	22,096	9,346

Updater Services Ltd.(1)	643	3,241
Usha Martin Ltd.	3,940	17,746
UTI Asset Management Co. Ltd.	1,248	19,225
Utkarsh Small Finance Bank Ltd.	9,213	3,928
Uttam Sugar Mills Ltd.	242	850
VA Tech Wabag Ltd.(1)	1,274	27,118
Vaibhav Global Ltd.	953	3,189
Vardhman Textiles Ltd.	2,573	14,520
Vascon Engineers Ltd.(1)	2,415	1,590
Veedol Corporation Ltd.	161	3,551
Venky's India Ltd.	143	2,977
V-Guard Industries Ltd.	5,425	26,812
Vijaya Diagnostic Centre Ltd.	1,292	17,862
Vimta Labs Ltd.	267	2,861
Vinati Organics Ltd.	607	13,418
VIP Industries Ltd.	1,012	6,185
Visaka Industries Ltd.	1,013	1,125
V-Mart Retail Ltd.(1)	251	11,790
Voltamp Transformers Ltd.	200	24,106
VRL Logistics Ltd.	700	4,502
Waaree Renewable Technologies Ltd.	755	13,201
Welspun Corp. Ltd.	2,344	21,551
Welspun Enterprises Ltd.	1,548	9,782
Welspun Living Ltd.	4,822	8,729
West Coast Paper Mills Ltd.	555	3,777
Westlife Foodworld Ltd.(1)	1,288	11,569
Windlas Biotech Ltd.	426	5,513
Wockhardt Ltd.(1)	2,237	37,255
Wonderla Holidays Ltd.	436	4,290
Xchanging Solutions Ltd.	783	1,019
Yatharth Hospital & Trauma Care Services Ltd., Class C(1)	488	3,446
Zee Entertainment Enterprises Ltd.	10,500	16,112
Zen Technologies Ltd.	806	18,178
Zensar Technologies Ltd.	2,713	24,478
Zuari Agro Chemicals Ltd.(1)	394	1,112
Zuari Industries Ltd.	535	2,081
		5,387,695
Indonesia — 2.5%
ABM Investama Tbk. PT	38,600	8,522
Adhi Karya Persero Tbk. PT(1)	170,500	2,731
Aspirasi Hidup Indonesia Tbk. PT	491,400	23,911
Astrindo Nusantara Infrastructure Tbk. PT(1)	1,172,800	5,765
Asuransi Tugu Pratama Indonesia Tbk. PT	95,500	6,330
Bank BTPN Syariah Tbk. PT	143,600	8,244
Bank Tabungan Negara Persero Tbk. PT	332,400	26,978
BFI Finance Indonesia Tbk. PT	569,200	33,419
Blue Bird Tbk. PT	30,000	3,590
Bukalapak.com Tbk. PT(1)	2,915,200	22,467
Bumi Resources Minerals Tbk. PT(1)	1,888,300	49,346
Bumi Serpong Damai Tbk. PT(1)	308,300	19,445
Ciputra Development Tbk. PT	568,600	38,451
Delta Dunia Makmur Tbk. PT	360,200	15,702
Dharma Satya Nusantara Tbk. PT	317,500	22,732
Elnusa Tbk. PT	241,500	6,739

Energi Mega Persada Tbk. PT(1)	771,000	11,769
ESSA Industries Indonesia Tbk. PT	572,700	29,673
Gajah Tunggal Tbk. PT	147,400	10,565
Global Mediacom Tbk. PT(1)	441,700	5,493
Harum Energy Tbk. PT(1)	171,500	11,806
Hillcon Tbk. PT	13,400	1,750
Indika Energy Tbk. PT	114,100	10,116
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	508,500	18,453
Japfa Comfeed Indonesia Tbk. PT	337,700	36,479
Kawasan Industri Jababeka Tbk. PT(1)	943,200	11,608
Map Aktif Adiperkasa PT	726,500	50,427
Mark Dynamics Indonesia Tbk. PT	35,000	2,242
Media Nusantara Citra Tbk. PT(1)	391,300	7,411
Medikaloka Hermina Tbk. PT	310,000	29,829
Mitra Pinasthika Mustika Tbk. PT	91,700	5,726
Panin Financial Tbk. PT(1)	544,500	14,778
Petrosea Tbk. PT	8,700	10,832
PP Persero Tbk. PT(1)	168,700	4,150
Prodia Widyahusada Tbk. PT	13,400	2,334
Rukun Raharja Tbk. PT	95,600	12,668
Sawit Sumbermas Sarana Tbk. PT(1)	126,700	10,106
Selamat Sempurna Tbk. PT	162,200	18,987
Sumber Tani Agung Resources Tbk. PT	106,000	5,688
Summarecon Agung Tbk. PT	584,400	19,751
Surya Citra Media Tbk. PT	1,032,700	8,480
Surya Semesta Internusa Tbk. PT	328,600	19,795
Timah Tbk. PT(1)	222,000	15,755
Wintermar Offshore Marine Tbk. PT	170,500	5,043
		686,086
Malaysia — 2.6%
Aeon Co. M Bhd.	42,400	14,320
AirAsia X Bhd.(1)	5,500	2,376
Alliance Bank Malaysia Bhd.	48,300	53,372
Ancom Nylex Bhd.	16,701	3,830
Astro Malaysia Holdings Bhd.(1)	30,300	1,466
ATA IMS Bhd.(1)	17,100	1,061
Bank Islam Malaysia Bhd.	26,500	16,036
Berjaya Corp. Bhd.(1)	262,700	17,786
Berjaya Food Bhd.	18,685	1,496
Bermaz Auto Bhd.	34,000	15,521
Bumi Armada Bhd.(1)	116,800	14,993
Cahya Mata Sarawak Bhd.	24,500	6,629
CCK Consolidated Holdings Bhd.	11,400	4,027
CTOS Digital Bhd.	69,500	19,873
Cypark Resources Bhd.(1)	31,900	5,956
D&O Green Technologies Bhd.	6,700	2,820
Dagang NeXchange Bhd.(1)	121,100	9,429
Datasonic Group Bhd.	81,200	7,314
Dayang Enterprise Holdings Bhd.	41,000	19,185
Dufu Technology Corp. Bhd.	12,900	5,036
DXN Holdings Bhd.	28,800	3,143
Eco World Development Group Bhd.	18,700	7,958
Ekovest Bhd.(1)	86,300	6,918
Farm Fresh Bhd.	40,900	17,210

Gas Malaysia Bhd.	7,500	7,258
Globetronics Technology Bhd.	27,500	3,410
Hextar Global Bhd.	30,300	6,137
Hiap Teck Venture Bhd.	45,800	3,458
Hibiscus Petroleum Bhd.	26,200	11,964
Iskandar Waterfront City Bhd.(1)	34,900	4,332
ITMAX SYSTEM Bhd.	23,400	19,530
Kelington Group Bhd.	26,300	20,686
Kinergy Advancement Bhd.(1)	75,000	5,646
Kossan Rubber Industries Bhd.	47,900	26,776
KSL Holdings Bhd.(1)	10,100	4,015
LBS Bina Group Bhd.	34,500	4,234
Mah Sing Group Bhd.	73,500	27,854
Malakoff Corp. Bhd.	133,700	23,912
Malaysia Smelting Corp. Bhd.	8,900	4,555
Malaysian Pacific Industries Bhd.	3,900	20,981
Malaysian Resources Corp. Bhd.	80,700	9,552
Matrix Concepts Holdings Bhd.	18,800	9,731
Mega First Corp. Bhd.	6,000	5,858
MSM Malaysia Holdings Bhd.(1)	18,200	4,666
Naim Holdings Bhd.(1)	7,100	1,776
Nationgate Holdings Bhd.	41,700	20,324
Pecca Group Bhd.	27,300	8,415
Pentamaster Corp. Bhd.	20,200	15,251
Pertama Digital Bhd.(1)	13,500	639
Ranhill Utilities Bhd.(1)	64,822	19,871
RGB International Bhd.	44,000	3,864
Sam Engineering & Equipment M Bhd.	11,500	10,669
Sime Darby Property Bhd.	141,300	45,644
SKP Resources Bhd.	16,500	3,643
SP Setia Bhd. Group	79,600	23,874
Supermax Corp. Bhd.(1)	68,000	12,859
Swift Haulage Bhd.	12,900	1,294
UEM Sunrise Bhd.	51,200	11,240
UWC Bhd.(1)	15,700	9,773
Velesto Energy Bhd.	185,900	6,694
VS Industry Bhd.	137,200	31,565
VSTECS Bhd.	7,200	6,295
WCT Holdings Bhd.(1)	26,000	4,860
		720,860
Mexico — 2.3%
Alfa SAB de CV, Class A	113,546	86,058
Alsea SAB de CV(2)	18,593	41,222
Bolsa Mexicana de Valores SAB de CV	14,764	23,180
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	3,176	24,455
Corp. Inmobiliaria Vesta SAB de CV	28,436	67,697
Genomma Lab Internacional SAB de CV, Class B	32,843	43,699
Gentera SAB de CV	41,014	51,782
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,146	74,754
Grupo Televisa SAB, ADR	20,582	41,370
La Comer SAB de CV(2)	16,936	27,308
Megacable Holdings SAB de CV	39,390	75,626
Nemak SAB de CV(1)(2)	48,124	4,292
Ollamani SAB(1)	2,560	4,582

Orbia Advance Corp. SAB de CV	30,124	27,077
Regional SAB de CV	8,227	45,873
		638,975
Philippines — 0.8%
Alliance Global Group, Inc.	103,700	15,520
Converge Information & Communications Technology Solutions, Inc.	294,400	82,378
DigiPlus Interactive Corp.	49,300	18,348
Puregold Price Club, Inc.	10,500	5,484
Robinsons Land Corp.	267,700	60,657
Wilcon Depot, Inc.	175,000	38,825
		221,212
Poland — 1.4%
AmRest Holdings SE(1)	2,857	15,041
CCC SA(1)	1,474	75,547
Cyfrowy Polsat SA(1)	9,402	33,294
Enea SA(1)	5,729	16,354
Eurocash SA	1,612	3,087
Grupa Azoty SA(1)	2,015	9,508
Grupa Kety SA	414	73,921
Jastrzebska Spolka Weglowa SA(1)	2,117	13,325
KRUK SA	338	35,186
Tauron Polska Energia SA(1)	42,381	38,039
Text SA	600	9,160
Warsaw Stock Exchange	2,022	21,484
XTB SA	2,674	46,646
		390,592
South Africa — 3.6%
AECI Ltd.	5,643	28,831
Astral Foods Ltd.(1)	1,277	13,565
AVI Ltd.	16,043	98,030
Barloworld Ltd.	6,720	31,913
Coronation Fund Managers Ltd.	9,310	20,899
Dis-Chem Pharmacies Ltd.	22,071	46,490
Fortress Real Estate Investments Ltd., Class B	54,214	59,647
Grindrod Ltd.	30,355	21,764
Life Healthcare Group Holdings Ltd.	68,200	63,031
Momentum Group Ltd.	56,217	94,157
Motus Holdings Ltd.	7,831	53,585
MultiChoice Group(1)	6,915	41,197
NEPI Rockcastle NV(1)	2,122	16,488
Netcare Ltd.	50,760	41,932
Omnia Holdings Ltd.	7,283	29,531
Pick n Pay Stores Ltd.(1)(2)	17,467	29,306
Sappi Ltd.	28,905	80,862
Sun International Ltd.	7,796	18,730
Telkom SA SOC Ltd.(1)	8,015	15,173
Thungela Resources Ltd.	6,081	43,355
Truworths International Ltd.	21,442	121,776
Wilson Bayly Holmes-Ovcon Ltd.	3,281	37,140
		1,007,402
South Korea — 10.9%
Able C&C Co. Ltd.	841	4,293
Aekyung Chemical Co. Ltd.	1,018	5,660
Aekyung Industrial Co. Ltd.	482	4,772

Agabang&Company(1)	1,002	3,178
Ahnlab, Inc.	306	13,135
Ananti, Inc.(1)	3,006	11,821
Aprogen Biologics(1)	3,819	2,003
Asiana Airlines, Inc.(1)	1,304	10,053
BGF retail Co. Ltd.	216	16,794
BH Co. Ltd.	1,119	13,171
Binggrae Co. Ltd.	329	17,159
Boryung	1,631	11,933
Byucksan Corp.	831	1,123
C&C International Corp.(1)	209	6,007
Caregen Co. Ltd.	664	11,350
Cheryong Electric Co. Ltd.	537	15,986
Chong Kun Dang Pharmaceutical Corp.	456	31,113
Chunbo Co. Ltd.(1)	49	1,448
CJ CGV Co. Ltd.(1)	2,922	11,689
CJ ENM Co. Ltd.(1)	329	15,297
Cosmax, Inc.	448	42,899
COWELL FASHION Co. Ltd.	485	700
Curexo, Inc.(1)	486	2,614
Daeduck Electronics Co. Ltd.	1,906	19,706
Daesang Corp.	1,001	14,743
Daewoo Engineering & Construction Co. Ltd.(1)	6,953	18,425
Daewoong Co. Ltd.	1,140	17,362
Daewoong Pharmaceutical Co. Ltd.	283	24,980
Daishin Securities Co. Ltd.	1,344	16,434
Danal Co. Ltd.(1)	538	1,163
Daou Data Corp.	375	2,914
Daou Technology, Inc.	741	9,721
Dentium Co. Ltd.	222	9,462
DGB Financial Group, Inc.	7,701	49,061
DI Dong Il Corp.	462	14,075
DL E&C Co. Ltd.	1,658	40,123
DL Holdings Co. Ltd.	624	15,545
DN Automotive Corp.	340	4,520
Dong-A Socio Holdings Co. Ltd.	176	13,734
Dong-A ST Co. Ltd.	142	6,223
Dongjin Semichem Co. Ltd.	1,372	21,715
Dongsuh Cos., Inc.	874	17,541
Dongwha Enterprise Co. Ltd.(1)	359	2,318
Dongwon F&B Co. Ltd.	271	6,275
Dongwon Systems Corp.	307	10,034
Dongwoon Anatech Co. Ltd.	245	3,020
Doosan Co. Ltd.	113	15,805
Doosan Tesna, Inc.	327	6,297
DoubleUGames Co. Ltd.	605	22,340
Douzone Bizon Co. Ltd.	619	31,606
Dreamtech Co. Ltd.	754	4,405
Ecopro HN Co. Ltd.	407	11,271
E-MART, Inc.	609	28,148
EMRO, Inc.(1)	302	15,286
EM-Tech Co. Ltd.	269	4,798
Eugene Investment & Securities Co. Ltd.	3,511	6,718
Eugene Technology Co. Ltd.	376	9,086

Foosung Co. Ltd.(1)	1,160	4,412
Gaonchips Co. Ltd.(1)	197	4,452
Genexine, Inc.(1)	256	1,075
GigaVis Co. Ltd.	50	888
GOLFZON Co. Ltd.	198	10,227
Gradiant Corp.	276	2,755
Grand Korea Leisure Co. Ltd.	1,618	13,621
Green Cross Corp.	217	23,606
Green Cross Holdings Corp.	1,180	13,126
GS Engineering & Construction Corp.(1)	4,188	58,597
HAESUNG DS Co. Ltd.	249	3,896
Han Kuk Carbon Co. Ltd.	2,093	16,027
Hana Materials, Inc.	341	5,683
Hana Micron, Inc.	1,309	9,154
Hana Tour Service, Inc.	429	18,370
Hancom, Inc.	609	11,109
Handsome Co. Ltd.	387	4,160
Hanil Cement Co. Ltd.	1,067	11,035
Hankook & Co. Co. Ltd.	1,270	15,742
Hansae Co. Ltd.	559	5,694
Hansol Chemical Co. Ltd.	355	25,613
Hanssem Co. Ltd.	323	12,513
Hanwha Engine(1)	3,058	35,620
Hanwha General Insurance Co. Ltd.	3,704	11,663
Hanwha Investment & Securities Co. Ltd.(1)	6,041	15,326
Harim Holdings Co. Ltd.	1,463	6,247
HD Hyundai Construction Equipment Co. Ltd.	599	26,648
HD Hyundai Energy Solutions Co. Ltd.(1)	42	577
HD Hyundai Infracore Co. Ltd.(1)	7,261	39,577
HDC Hyundai Development Co-Engineering & Construction, E Shares	2,443	36,280
Hite Jinro Co. Ltd.	1,669	25,044
HL Mando Co. Ltd.	1,751	48,613
HS Hyosung Advanced Materials Corp.	132	16,020
HS Hyosung Corp.(1)	46	1,074
Humasis Co. Ltd.(1)	1,482	1,952
Humedix Co. Ltd.	405	9,300
Hyosung Corp.	372	12,025
Hyosung Heavy Industries Corp.	177	51,711
Hyosung TNC Corp.	141	19,627
HYUNDAI Corp.	247	3,591
Hyundai Department Store Co. Ltd.	823	27,402
Hyundai Elevator Co. Ltd.	722	27,665
Hyundai Feed, Inc.(1)	668	238
Hyundai Home Shopping Network Corp.	158	5,119
Hyundai Wia Corp.	887	25,990
Innocean Worldwide, Inc.	269	3,880
Innox Advanced Materials Co. Ltd.	758	11,727
Insun ENT Co. Ltd.(1)	335	1,246
Intekplus Co. Ltd.(1)	160	1,077
Intellian Technologies, Inc.	411	11,008
Interflex Co. Ltd.(1)	323	2,037
INTOPS Co. Ltd.	321	4,210
IS Dongseo Co. Ltd.	425	6,486
ISC Co. Ltd.	160	5,938

i-SENS, Inc.	273	3,120
Jahwa Electronics Co. Ltd.(1)	128	1,135
Jeio Co. Ltd.(1)	321	3,690
Jeju Air Co. Ltd.(1)	1,941	13,609
Jin Air Co. Ltd.(1)	1,252	10,581
Jusung Engineering Co. Ltd.	1,184	24,053
JW Pharmaceutical Corp.	686	11,627
K Car Co. Ltd.	460	4,354
Kakao Games Corp.(1)	1,069	13,968
Kangwon Energy Co. Ltd.(1)	209	1,615
KC Co. Ltd.	287	3,602
KC Tech Co. Ltd.	334	7,512
KCC Glass Corp.	256	7,088
KEPCO Plant Service & Engineering Co. Ltd.	884	29,866
KG Chemical Corp.	1,034	2,929
KG Dongbusteel	2,318	11,012
KG Eco Solution Co. Ltd.	374	1,371
KG Mobility Co.(1)	1,009	3,032
KH Vatec Co. Ltd.	492	2,922
KISCO Corp.	1,002	6,371
Koh Young Technology, Inc.	1,506	8,936
Kolmar BNH Co. Ltd.	369	3,433
Kolmar Korea Co. Ltd.	475	18,063
Kolon Industries, Inc.	956	19,282
KoMiCo Ltd.	280	7,418
KONA I Co. Ltd.	158	1,637
Korea Electric Terminal Co. Ltd.	353	16,948
Korea Line Corp.(1)	9,453	12,106
Korea Petrochemical Ind Co. Ltd.	188	10,887
Korean Reinsurance Co.	7,618	44,360
Kumho Tire Co., Inc.(1)	5,231	18,037
Kyung Dong Navien Co. Ltd.	410	22,203
Lake Materials Co. Ltd.(1)	761	6,514
Lotte Chilsung Beverage Co. Ltd.	230	19,953
Lotte Energy Materials Corp.	293	5,075
LOTTE Fine Chemical Co. Ltd.	845	20,858
Lotte Innovate Co. Ltd.	196	2,807
Lotte Rental Co. Ltd.	850	18,870
Lotte Shopping Co. Ltd.	433	17,801
Lotte Wellfood Co. Ltd.	143	11,484
LVMC Holdings(1)	3,183	4,337
LX International Corp.	1,584	32,529
LX Semicon Co. Ltd.	615	23,935
Mcnex Co. Ltd.	180	2,608
MegaStudyEdu Co. Ltd.	402	11,898
MNTech Co. Ltd.(1)	782	4,506
Myoung Shin Industrial Co. Ltd.	997	8,289
Namhae Chemical Corp.	324	1,476
Naturecell Co. Ltd.(1)	1,459	23,977
Neowiz	105	1,484
NEPES Corp.(1)	487	2,327
Nexen Tire Corp.	1,157	5,222
NEXTIN, Inc.	132	5,259
NHN Corp.	260	3,291

NICE Information Service Co. Ltd.	1,187	10,273
OCI Holdings Co. Ltd.	561	23,997
Orion Holdings Corp.	1,372	15,891
Ottogi Corp.	87	25,835
Paradise Co. Ltd.	1,787	12,906
Park Systems Corp.	187	27,338
Partron Co. Ltd.	1,223	6,349
People & Technology, Inc.(1)	1,184	37,065
PharmaResearch Co. Ltd.	345	49,276
Pharmicell Co. Ltd.(1)	484	1,647
PI Advanced Materials Co. Ltd.(1)	862	10,203
Pond Group Co. Ltd.(1)	279	1,005
Poongsan Corp.	986	36,542
Posco M-Tech Co. Ltd.	565	5,638
PSK, Inc.	899	10,983
RFHIC Corp.	146	1,284
S&S Tech Corp.	386	6,289
Samchully Co. Ltd.	20	1,302
Samyang Foods Co. Ltd.	154	57,688
SD Biosensor, Inc.(1)	2,254	17,864
SeAH Besteel Holdings Corp.	787	13,019
SeAH Steel Corp.	18	1,511
SeAH Steel Holdings Corp.	66	8,122
Sebang Co. Ltd.	94	792
Sebang Global Battery Co. Ltd.	342	17,442
Seegene, Inc.	1,282	21,913
Seobu T&D	788	3,347
Seojin System Co. Ltd.(1)	754	13,857
Seoul Semiconductor Co. Ltd.	2,190	11,061
Seoyon E-Hwa Co. Ltd.	381	3,292
SFA Engineering Corp.	536	8,227
SFA Semicon Co. Ltd.(1)	1,342	3,117
SGC Energy Co. Ltd.	93	1,703
Shinsegae International, Inc.	454	3,381
Shinsegae, Inc.	404	38,979
Shinsung Delta Tech Co. Ltd.	409	19,241
SK Chemicals Co. Ltd.	496	14,963
SK D&D Co. Ltd.	225	1,212
SK Discovery Co. Ltd.	290	7,656
SK Eternix Co. Ltd.(1)	186	1,751
SK Gas Ltd.	74	11,522
SK Networks Co. Ltd.	5,141	16,040
SK oceanplant Co. Ltd.(1)	167	1,390
SK Securities Co. Ltd.	5,234	1,862
SL Corp.	879	19,474
SM Entertainment Co. Ltd.	461	28,132
SNT Dynamics Co. Ltd.	1,078	15,237
SNT Motiv Co. Ltd.	387	11,476
SOLUM Co. Ltd.(1)	1,238	18,057
Solus Advanced Materials Co. Ltd.	111	702
Soop Co. Ltd.	320	25,411
Soulbrain Holdings Co. Ltd.	247	6,374
SPG Co. Ltd.	240	3,934
Studio Dragon Corp.(1)	405	14,294

Sung Kwang Bend Co. Ltd.	1,076	15,923
Sungwoo Hitech Co. Ltd.	1,760	6,665
Synopex, Inc.(1)	3,195	14,634
Taekwang Industrial Co. Ltd.	9	4,036
Taewoong Co. Ltd.(1)	463	3,473
Taihan Electric Wire Co. Ltd.(1)	1,325	10,805
TCC Steel	105	2,622
TES Co. Ltd.	170	1,749
TK Corp.	889	10,968
TKG Huchems Co. Ltd.	591	7,853
Tokai Carbon Korea Co. Ltd.	220	11,065
Tongyang Life Insurance Co. Ltd.	2,587	10,828
TSE Co. Ltd.(1)	61	1,645
Tway Air Co. Ltd.(1)	5,154	10,910
Unid Co. Ltd.	179	8,081
Value Added Technology Co. Ltd.	215	3,149
VT Co. Ltd.(1)	1,253	26,372
Won Tech Co. Ltd.	1,155	3,509
Wonik QnC Corp.	803	10,776
Woongjin Thinkbig Co. Ltd.(1)	857	1,025
W-Scope Chungju Plant Co. Ltd.(1)	417	3,716
YC Corp.(1)	1,132	7,818
YG Entertainment, Inc.	451	15,488
Youngone Corp.	632	18,626
Youngone Holdings Co. Ltd.	178	11,005
Yungjin Pharmaceutical Co. Ltd.(1)	848	1,278
		3,048,877
Taiwan — 21.4%
Abico Avy Co. Ltd.	3,000	2,508
Ability Enterprise Co. Ltd.	7,000	10,039
Ability Opto-Electronics Technology Co. Ltd.	2,000	12,711
AcBel Polytech, Inc.	12,000	12,284
Ace Pillar Co. Ltd.	3,000	12,641
ACES Electronic Co. Ltd.(1)	3,000	4,758
Acter Group Corp. Ltd.	3,000	29,148
Action Electronics Co. Ltd.	3,000	1,933
Adlink Technology, Inc.	1,000	2,274
Advanced Analog Technology, Inc.	1,000	2,121
Advanced International Multitech Co. Ltd.	3,000	6,815
Advanced Power Electronics Corp.	1,000	2,822
Advancetek Enterprise Co. Ltd.	6,000	15,076
AEWIN Technologies Co. Ltd.	1,000	2,460
AGV Products Corp.	11,000	4,039
AIC, Inc.	1,093	12,780
Air Asia Co. Ltd.	1,000	937
Alcor Micro Corp.(1)	1,000	3,673
ALI Corp.(1)	600	510
All Ring Tech Co. Ltd.	1,000	13,528
Allied Circuit Co. Ltd.	1,000	3,585
Allied Supreme Corp.	2,000	19,935
Alltop Technology Co. Ltd.	2,000	17,141
Alpha Networks, Inc.	8,000	9,225
Altek Corp.	6,000	5,928
Ambassador Hotel	5,000	8,719

Ampak Technology, Inc.	2,000	8,305
Ampire Co. Ltd.	2,000	2,088
AMPOC Far-East Co. Ltd.	5,000	16,160
AmTRAN Technology Co. Ltd.	18,375	11,129
Anji Technology Co. Ltd.	1,000	925
Anpec Electronics Corp.	3,000	15,242
Apac Opto Electronics, Inc.	1,000	2,753
Apacer Technology, Inc.	1,000	1,466
APAQ Technology Co. Ltd.	2,000	8,830
Apex Biotechnology Corp.	2,000	1,754
Apex International Co. Ltd.(1)	2,000	2,610
ARBOR Technology Corp.	3,000	4,257
Arcadyan Technology Corp.	1,000	5,124
Ardentec Corp.	11,000	18,267
Argosy Research, Inc.	1,000	4,620
Asia Optical Co., Inc.	12,000	40,177
Asia Tech Image, Inc.	2,000	5,554
ASIX Electronics Corp.	1,000	3,047
ASROCK, Inc.	1,000	7,311
ATE Energy International Co. Ltd.	4,000	3,570
AURAS Technology Co. Ltd.	1,000	21,310
Aurotek Corp.	2,000	3,633
Avalue Technology, Inc.	1,000	3,016
AVer Information, Inc.	1,000	1,277
Avermedia Technologies	4,000	5,085
Axiomtek Co. Ltd.	2,000	6,518
Azurewave Technologies, Inc.	2,000	2,731
Bafang Yunji International Co. Ltd.	1,000	4,547
Bank of Kaohsiung Co. Ltd.	14,420	5,158
Basso Industry Corp.	4,000	5,272
BES Engineering Corp.	54,000	18,752
B'in Live Co. Ltd.	1,100	2,887
Biostar Microtech International Corp.(1)	1,000	908
Bioteque Corp.	1,000	3,902
Bizlink Holding, Inc.	2,000	40,263
Bonny Worldwide Ltd.(1)	1,000	8,396
Brave C&H Supply Co. Ltd.	1,000	3,467
Brillian Network & Automation Integrated System Co. Ltd.	1,086	8,027
Browave Corp.	2,000	7,666
C Sun Manufacturing Ltd.	3,000	18,586
Capital Futures Corp.	3,000	5,386
Career Technology MFG. Co. Ltd.(1)	19,000	10,074
Castles Technology Co. Ltd.	1,050	2,983
Caswell, Inc.	2,000	7,578
CCP Contact Probes Co. Ltd.	1,000	1,266
Cenra, Inc.	1,500	1,743
Center Laboratories, Inc.(1)	12,000	18,758
Central Reinsurance Co. Ltd.	15,000	11,952
ChainQui Construction Development Co. Ltd.(1)	3,000	1,594
Chang Wah Technology Co. Ltd.	2,000	2,131
Channel Well Technology Co. Ltd.	6,000	12,062
Charoen Pokphand Enterprise	6,000	18,305
CHC Healthcare Group	2,000	2,533
Chen Full International Co. Ltd.	2,000	2,576

Chenbro Micom Co. Ltd.	3,000	26,955
Cheng Fwa Industrial Co. Ltd.(1)	1,000	1,016
Cheng Loong Corp.	27,000	18,089
Cheng Mei Materials Technology Corp.(1)	28,000	11,090
Cheng Uei Precision Industry Co. Ltd.	17,000	41,998
Chenming Electronic Technology Corp.	3,000	13,658
Chief Telecom, Inc.	1,000	15,942
Chien Kuo Construction Co. Ltd.	3,200	2,689
China Container Terminal Corp.	2,000	2,028
China Ecotek Corp.	1,000	1,896
China Electric Manufacturing Corp.	7,000	3,755
China General Plastics Corp.	7,000	2,932
China Glaze Co. Ltd.	3,000	1,994
China Man-Made Fiber Corp.(1)	49,000	12,380
China Metal Products	10,000	10,396
China Motor Corp.	6,000	15,664
China Petrochemical Development Corp.(1)	151,000	37,973
China Steel Chemical Corp.	5,000	14,959
China Wire & Cable Co. Ltd.	5,000	5,795
Chinese Maritime Transport Ltd.	3,000	3,978
Ching Feng Home Fashions Co. Ltd.	5,000	4,778
Chin-Poon Industrial Co. Ltd.	15,000	17,752
ChipMOS Technologies, Inc.	11,000	10,901
Chlitina Holding Ltd.	1,000	3,565
Chong Hong Construction Co. Ltd.	7,000	19,362
Chun Yuan Steel Industry Co. Ltd.	11,000	6,266
Chung Hung Steel Corp.	26,000	15,802
Chung Hwa Chemical Industrial Works Ltd.	4,000	4,240
Chung Hwa Pulp Corp.(1)	9,000	4,967
Chunghwa Precision Test Tech Co. Ltd.	1,000	22,603
Cleanaway Co. Ltd.	3,000	16,787
Clevo Co.	5,000	8,764
CMC Magnetics Corp.	42,000	14,609
Complex Micro Interconnection Co. Ltd.	1,000	1,378
Compucase Enterprise	1,000	2,550
Concord International Securities Co. Ltd.	8,969	4,458
Concord Securities Co. Ltd.	23,850	10,054
Continental Holdings Corp.	16,000	15,046
Contrel Technology Co. Ltd.	3,000	5,216
Coremax Corp.	1,000	1,888
Coretronic Corp.	11,000	26,443
Co-Tech Development Corp.	3,000	5,487
Creative Sensor, Inc.	2,700	4,493
Cryomax Cooling System Corp.	1,143	1,349
CSBC Corp. Taiwan(1)	26,000	13,357
CTCI Corp.	19,000	23,961
CviLux Corp.	2,000	3,080
Cyberlink Corp.	1,000	2,569
CyberPower Systems, Inc.	2,000	22,075
CyberTAN Technology, Inc.(1)	9,000	9,078
DA CIN Construction Co. Ltd.	4,000	6,199
Da-Li Development Co. Ltd.	7,350	10,090
Darfon Electronics Corp.	5,000	7,766
Darwin Precisions Corp.(1)	7,000	2,886

Daxin Materials Corp.	2,000	12,675
Depo Auto Parts Ind Co. Ltd.	3,000	22,312
DFI, Inc.	1,000	2,305
Dimerco Express Corp.	3,000	7,562
DingZing Advanced Materials, Inc.	1,000	4,289
D-Link Corp.	11,000	7,399
DONPON PRECISION, Inc.	2,000	2,151
Dr. Wu Skincare Co. Ltd.	1,000	4,622
Draytek Corp.	1,000	1,274
Dynamic Holding Co. Ltd.	11,000	21,021
Dynapack International Technology Corp.	5,000	30,614
E&R Engineering Corp.	1,000	2,878
Eastech Holding Ltd.	2,000	8,314
Eastern Media International Corp.(1)	3,000	1,699
Edimax Technology Co. Ltd.(1)	6,000	6,045
Edison Opto Corp.	3,000	2,379
Edom Technology Co. Ltd.	5,000	5,087
Egis Technology, Inc.(1)	1,000	5,569
Elan Microelectronics Corp.	7,000	31,737
E-Lead Electronic Co. Ltd.	3,000	5,976
Elite Advanced Laser Corp.(1)	4,000	30,406
Elitegroup Computer Systems Co. Ltd.	10,000	7,345
Emerging Display Technologies Corp.	1,000	830
Ennostar, Inc.(1)	25,000	34,310
Episil Technologies, Inc.(1)	3,000	4,684
Episil-Precision, Inc.	1,000	1,581
Eson Precision Ind Co. Ltd.	3,000	6,427
Eternal Materials Co. Ltd.	36,000	33,182
Ever Ohms Technology Co. Ltd.(1)	2,000	1,959
Evergreen Aviation Technologies Corp.	4,000	11,589
Evergreen International Storage & Transport Corp.	20,000	19,159
EVERGREEN Steel Corp.	1,000	3,052
Everlight Chemical Industrial Corp.	19,000	13,256
Everlight Electronics Co. Ltd.	18,000	43,315
Evertop Wire Cable Corp.	5,000	3,390
Excelsior Medical Co. Ltd.	2,100	5,611
EZconn Corp.	1,105	17,406
Falcon Machine Tools Co. Ltd.	2,140	2,531
Far Eastern Department Stores Ltd.	31,000	24,114
Farglory F T Z Investment Holding Co. Ltd.	1,080	1,470
Favite, Inc.(1)	3,000	4,812
Federal Corp.(1)	10,000	6,716
Feedback Technology Corp.	1,080	4,337
FIC Global, Inc.	1,000	1,179
FineMat Applied Materials Co. Ltd.(1)	1,000	1,152
FineTek Co. Ltd.	1,020	4,338
Firich Enterprises Co. Ltd.	6,000	6,031
First Copper Technology Co. Ltd.(1)	8,000	9,796
First Hi-Tec Enterprise Co. Ltd.	1,000	3,093
First Insurance Co. Ltd.	5,000	3,837
First Steamship Co. Ltd.(1)	15,000	3,557
FIT Holding Co. Ltd.	5,000	10,824
Fitipower Integrated Technology, Inc.	4,000	29,710
Fittech Co. Ltd.(1)	2,101	9,672

FLEXium Interconnect, Inc.	11,000	22,824
Flytech Technology Co. Ltd.	4,000	10,208
FocalTech Systems Co. Ltd.	7,000	19,057
FOCI Fiber Optic Communications, Inc.(1)	1,000	6,432
Forcecon Tech Co. Ltd.	3,028	14,064
Forest Water Environment Engineering Co. Ltd.(1)	1,032	1,169
Formosa International Hotels Corp.	2,000	11,893
Formosa Laboratories, Inc.	3,000	7,042
Formosa Optical Technology Co. Ltd.	1,000	3,330
Formosa Taffeta Co. Ltd.	36,000	22,531
Formosan Union Chemical	15,000	9,941
Founding Construction & Development Co. Ltd.	3,000	1,934
Foxsemicon Integrated Technology, Inc.	4,000	38,380
Franbo Lines Corp.	7,000	4,087
FSP Technology, Inc.	3,000	6,057
Fu Hua Innovation Co. Ltd.	6,240	6,605
Fulgent Sun International Holding Co. Ltd.	6,000	20,745
Fulltech Fiber Glass Corp.(1)	10,858	9,537
Fusheng Precision Co. Ltd.	4,000	38,572
G Shank Enterprise Co. Ltd.	3,117	8,347
Gallant Micro Machining Co. Ltd.	1,000	23,211
Gallant Precision Machining Co. Ltd.	4,000	15,216
Gamania Digital Entertainment Co. Ltd.	3,000	7,990
GEM Terminal Industrial Co. Ltd.(1)	1,000	790
Gemtek Technology Corp.	9,000	10,036
General Interface Solution Holding Ltd.(1)	6,000	9,101
Genesys Logic, Inc.	1,000	4,558
GeoVision, Inc.	1,780	3,134
GFC Ltd.	2,000	6,317
Giantplus Technology Co. Ltd.	2,000	997
Gigasolar Materials Corp.(1)	1,000	2,630
Gigastorage Corp.(1)	2,000	1,039
Global Brands Manufacture Ltd.	8,000	13,621
Global Mixed Mode Technology, Inc.	2,000	13,949
Global PMX Co. Ltd.	2,000	7,117
Globaltek Fabrication Co. Ltd.	2,000	4,798
Globe Union Industrial Corp.	7,000	3,101
Gloria Material Technology Corp.	19,000	27,696
GMI Technology, Inc.	5,000	9,134
Golden Long Teng Development Co. Ltd.	3,000	2,666
Goldsun Building Materials Co. Ltd.	17,000	28,405
Good Will Instrument Co. Ltd.	1,000	1,314
Gordon Auto Body Parts	3,000	3,627
Gourmet Master Co. Ltd.	2,000	5,906
Grand Fortune Securities Co. Ltd.	5,000	1,961
Grand Pacific Petrochemical(1)	41,381	14,631
Grand Process Technology Corp.	1,000	51,390
Grape King Bio Ltd.	5,000	23,914
Great Tree Pharmacy Co. Ltd.	1,169	6,174
Greatek Electronics, Inc.	14,000	24,542
Hai Kwang Enterprise Corp.(1)	3,000	1,573
Hannstar Board Corp.	7,360	11,594
HannStar Display Corp.(1)	32,000	8,658
HannsTouch Holdings Co.(1)	22,000	7,140

Hanpin Electron Co. Ltd.	1,000	1,782
Harvatek Corp.	1,000	670
HD Renewable Energy Co. Ltd.	2,024	12,810
Hitron Technology, Inc.	11,000	11,976
Hiwin Mikrosystem Corp.	2,000	7,165
Hiyes International Co. Ltd.	1,297	7,215
Ho Tung Chemical Corp.	26,000	6,779
Hocheng Corp.	5,000	2,659
Holdings-Key Electric Wire & Cable Co. Ltd.	5,000	7,276
Holiday Entertainment Co. Ltd.	1,000	2,457
Holy Stone Enterprise Co. Ltd.	2,000	5,539
Hong Ho Precision Textile Co. Ltd.	1,000	1,693
Hong Pu Real Estate Development Co. Ltd.	3,000	2,857
Hong TAI Electric Industrial	5,000	5,343
Horizon Securities Co. Ltd.	7,000	2,549
Hota Industrial Manufacturing Co. Ltd.	10,000	20,065
Hotron Precision Electronic Industrial Co. Ltd.(1)	1,000	1,009
Hsin Ba Ba Corp.	2,020	8,003
Hsin Kuang Steel Co. Ltd.	9,000	13,770
HTC Corp.(1)	10,000	13,960
Hu Lane Associate, Inc.	3,050	15,615
HUA ENG Wire & Cable Co. Ltd.	9,000	7,965
Huaku Development Co. Ltd.	9,200	34,624
Huang Hsiang Construction Corp.	5,000	11,731
Hung Ching Development & Construction Co. Ltd.	3,000	3,500
Hung Sheng Construction Ltd.	9,000	7,498
Hwa Fong Rubber Industrial Co. Ltd.	5,000	2,777
Hwang Chang General Contractor Co. Ltd.	5,948	13,633
Ibase Technology, Inc.	3,000	6,505
ICatch Technology, Inc.(1)	1,000	1,656
Ichia Technologies, Inc.	8,000	10,258
I-Chiun Precision Industry Co. Ltd.	5,202	17,722
IEI Integration Corp.	5,000	12,233
In Win Development, Inc.(1)	1,000	3,244
Infortrend Technology, Inc.	12,000	13,696
Info-Tek Corp.	1,000	1,228
Ingentec Corp.	1,050	6,323
Innodisk Corp.	3,000	21,900
Inpaq Technology Co. Ltd.	2,000	4,899
Insyde Software Corp.	1,200	17,480
Integrated Service Technology, Inc.	3,000	13,337
International CSRC Investment Holdings Co.(1)	12,000	5,635
Iron Force Industrial Co. Ltd.	2,000	6,376
ITE Technology, Inc.	4,000	17,379
ITEQ Corp.	8,000	18,716
Jarllytec Co. Ltd.	1,000	6,080
Jean Co. Ltd.	2,044	1,622
Jetway Information Co. Ltd.	750	1,161
Jetwell Computer Co. Ltd.	1,000	4,128
Jia Wei Lifestyle, Inc.	1,000	2,232
Jih Lin Technology Co. Ltd.	1,000	1,625
Jiin Yeeh Ding Enterprise Co. Ltd.	1,000	2,193
Johnson Health Tech Co. Ltd.	5,000	24,389
JPC connectivity, Inc.	4,000	19,173

K Laser Technology, Inc.	2,000	1,288
Kaimei Electronic Corp.	3,000	6,346
Kao Fong Machinery Co. Ltd.	4,000	5,942
Kaori Heat Treatment Co. Ltd.	2,000	21,082
Kedge Construction Co. Ltd.	1,020	2,372
KEE TAI Properties Co. Ltd.	12,180	6,069
Kenda Rubber Industrial Co. Ltd.	15,000	13,328
Kerry TJ Logistics Co. Ltd.	5,000	6,105
Key Ware Electronics Co. Ltd.(1)	3,000	1,135
Keystone Microtech Corp.	1,000	9,800
KHGEARS International Ltd.	1,000	5,095
Kindom Development Co. Ltd.	11,000	20,104
King Polytechnic Engineering Co. Ltd.	1,050	1,638
Kinik Co.	3,000	27,820
Kinko Optical Co. Ltd.(1)	3,000	2,269
Kinpo Electronics	55,000	51,036
KMC Kuei Meng International, Inc.	2,000	7,670
KNH Enterprise Co. Ltd.	3,000	1,656
Ko Ja Cayman Co. Ltd.	1,000	1,469
KS Terminals, Inc.	5,000	12,069
Kung Long Batteries Industrial Co. Ltd.	3,000	14,638
Kung Sing Engineering Corp.(1)	6,000	2,102
Kuo Toong International Co. Ltd.	6,000	9,887
Kuo Yang Construction Co. Ltd.	5,000	3,496
KYE Systems Corp.	5,000	6,752
L&K Engineering Co. Ltd.	10,148	72,470
Lanner Electronics, Inc.	4,000	11,125
Leadtek Research, Inc.(1)	2,000	4,359
Lealea Enterprise Co. Ltd.(1)	6,000	1,701
Lelon Electronics Corp.	1,000	2,432
Lemtech Holdings Co. Ltd.	1,000	3,315
Li Peng Enterprise Co. Ltd.(1)	14,000	3,358
Lida Holdings Ltd.	1,000	777
Lingsen Precision Industries Ltd.(1)	6,000	3,347
Lintes Technology Co. Ltd.	1,035	5,507
Lion Travel Service Co. Ltd.	2,000	7,508
Long Bon International Co. Ltd.(1)	9,000	5,777
Long Da Construction & Development Corp.	3,000	3,332
Longchen Paper & Packaging Co. Ltd.(1)	19,000	7,239
Longwell Co.	4,000	8,934
Loop Telecommunication International, Inc.	1,000	2,315
Lotus Pharmaceutical Co. Ltd.	2,000	18,023
Lumax International Corp. Ltd.	2,000	6,623
Lung Yen Life Service Corp.(1)	4,000	6,169
LuxNet Corp.	3,051	17,515
M3 Technology, Inc.	1,000	3,072
Macauto Industrial Co. Ltd.	1,000	1,847
Machvision, Inc.	1,000	11,575
Macnica Galaxy, Inc.	1,000	2,206
Macroblock, Inc.	1,000	2,220
Man Zai Industrial Co. Ltd.	1,050	1,424
Marketech International Corp.	3,000	13,681
Materials Analysis Technology, Inc.	2,000	15,876
Mayer Steel Pipe Corp.	1,200	1,087

Mechema Chemicals International Corp.	1,000	2,157
Mercuries & Associates Holding Ltd.(1)	25,000	12,397
Mercuries Data Systems Ltd.	2,000	1,588
Mercuries Life Insurance Co. Ltd.(1)	89,000	18,144
Merry Electronics Co. Ltd.	9,120	29,992
Microbio Co. Ltd.(1)	17,000	20,979
Microtek International(1)	1,000	518
Mildef Crete, Inc.	1,000	2,632
MIN AIK Technology Co. Ltd.(1)	4,000	2,912
Mirle Automation Corp.	1,000	2,354
MOSA Industrial Corp.(1)	7,000	4,766
Motech Industries, Inc.	14,000	10,302
MPI Corp.	3,000	72,795
MSSCORPS Co. Ltd.	1,000	5,079
My Humble House Hospitality Management Consulting(1)	1,000	1,557
Nak Sealing Technologies Corp.	1,000	3,564
Namchow Holdings Co. Ltd.	6,000	9,819
Nan Pao Resins Chemical Co. Ltd.	2,000	19,888
Nan Ren Lake Leisure Amusement Co. Ltd.(1)	5,000	2,330
Nang Kuang Pharmaceutical Co. Ltd.	1,000	1,320
Nantex Industry Co. Ltd.	5,000	5,250
National Aerospace Fasteners Corp.	1,000	2,848
Netronix, Inc.	4,000	14,718
Newmax Technology Co. Ltd.(1)	1,000	835
Nexcom International Co. Ltd.	2,000	3,189
Nichidenbo Corp.	5,000	11,322
Nidec Chaun-Choung Technology Corp.	1,000	6,040
Niko Semiconductor Co. Ltd.	1,140	1,726
Nova Technology Corp.	1,000	5,814
Nuvoton Technology Corp.	5,000	14,026
O-Bank Co. Ltd.	47,000	14,299
Ocean Plastics Co. Ltd.	9,000	9,153
OK Biotech Co. Ltd.(1)	1,000	680
Optimax Technology Corp.	12,000	11,575
Orient Semiconductor Electronics Ltd.	11,000	12,136
Oriental Union Chemical Corp.	20,000	10,004
O-TA Precision Industry Co. Ltd.	1,000	2,451
Pacific Construction Co.	7,000	2,581
Pan German Universal Motors Ltd.	1,000	8,847
Pan Jit International, Inc.	12,000	18,960
Pan-International Industrial Corp.	16,000	18,433
Patec Precision Industry Co. Ltd.	1,021	3,856
PChome Online, Inc.(1)	1,000	1,606
PCL Technologies, Inc.	1,000	3,652
P-Duke Technology Co. Ltd.	1,000	2,717
Pegavision Corp.	2,000	23,161
Phihong Technology Co. Ltd.(1)	6,000	7,624
Phoenix Silicon International Corp.	8,000	33,043
Phoenix Tours International, Inc.	1,100	2,120
Pixart Imaging, Inc.	3,000	19,906
Planet Technology Corp.	1,000	4,900
Podak Co. Ltd.	1,050	1,816
Polytronics Technology Corp.	3,000	5,747
Posiflex Technology, Inc.	3,000	28,924

President Securities Corp.	33,000	26,982
Primax Electronics Ltd.	21,000	51,232
Prince Housing & Development Corp.	22,000	7,330
Progate Group Corp.	1,000	4,807
Promate Electronic Co. Ltd.	8,000	21,126
Prosperity Dielectrics Co. Ltd.	2,000	2,723
QST International Corp.	1,098	2,152
Quanta Storage, Inc.	6,000	17,779
Quaser Machine Tools, Inc.	1,000	2,847
Quintain Steel Co. Ltd.(1)	6,000	2,141
Radium Life Tech Co. Ltd.(1)	17,000	5,564
Raydium Semiconductor Corp.	1,000	11,453
Rechi Precision Co. Ltd.	8,000	6,583
Rexon Industrial Corp. Ltd.	3,000	2,909
Rich Development Co. Ltd.	17,510	5,367
RiTdisplay Corp.(1)	2,000	3,551
Ritek Corp.(1)	34,000	15,853
Ruentex Engineering & Construction Co.	1,400	6,187
Sampo Corp.	8,000	7,001
San Fang Chemical Industry Co. Ltd.	9,000	11,199
San Far Property Ltd.	7,000	5,494
San Fu Chemical Co. Ltd.	1,000	4,157
Savior Lifetec Corp.	12,000	7,680
Scientech Corp.	2,000	25,810
ScinoPharm Taiwan Ltd.	5,000	3,615
SciVision Biotech, Inc.	2,000	5,680
SDI Corp.	4,000	12,665
Sea Sonic Electronics Co. Ltd.	1,000	1,865
Sensortek Technology Corp.	1,000	8,476
Sercomm Corp.	7,000	23,605
Sesoda Corp.	9,000	11,616
Sheng Yu Steel Co. Ltd.	2,000	1,536
ShenMao Technology, Inc.	2,000	3,926
Shieh Yih Machinery Industry Co. Ltd.	3,000	3,369
Shih Her Technologies, Inc.	1,000	3,926
Shih Wei Navigation Co. Ltd.(1)	3,000	1,639
Shin Zu Shing Co. Ltd.	5,159	30,956
Shining Building Business Co. Ltd.(1)	9,000	3,151
Shinkong Insurance Co. Ltd.	8,000	24,698
Shinkong Synthetic Fibers Corp.	47,000	23,347
Shiny Chemical Industrial Co. Ltd.	3,000	15,393
ShunSin Technology Holding Ltd.	1,000	6,730
Shuttle, Inc.	6,000	3,728
Sigurd Microelectronics Corp.	21,000	44,827
Silicon Integrated Systems Corp.	16,000	34,181
Silicon Optronics, Inc.(1)	1,000	2,778
Sincere Navigation Corp.	8,000	6,518
Singatron Enterprise Co. Ltd.	2,000	1,885
Sinmag Equipment Corp.	1,000	4,471
Sinon Corp.	10,000	13,958
Sinphar Pharmaceutical Co. Ltd.	3,240	3,081
Sinyi Realty, Inc.	5,000	4,525
Sitronix Technology Corp.	1,000	6,403
Siward Crystal Technology Co. Ltd.	2,000	1,667

Skardin Industrial Corp.(1)	2,000	3,947
Soft-World International Corp.	1,000	3,983
Solar Applied Materials Technology Corp.	21,000	38,949
Solomon Technology Corp.	1,000	4,414
Solteam, Inc.	1,000	1,679
Speed Tech Corp.	1,000	1,644
Spirox Corp.	1,000	2,075
Sporton International, Inc.	3,000	18,876
Sports Gear Co. Ltd.	3,000	12,825
St. Shine Optical Co. Ltd.	1,000	6,913
Standard Chemical & Pharmaceutical Co. Ltd.	2,000	4,007
Standard Foods Corp.	13,000	15,048
Stark Technology, Inc.	3,000	11,750
S-Tech Corp.	2,000	1,940
Sumeeko Industries Co. Ltd.	1,000	3,418
Sun Yad Construction Co. Ltd.(1)	3,000	1,335
Sunko INK Co. Ltd.(1)	5,000	2,837
SunMax Biotechnology Co. Ltd.	1,000	8,572
Sunonwealth Electric Machine Industry Co. Ltd.	6,000	18,571
Sunplus Innovation Technology, Inc.	1,000	4,723
Sunplus Technology Co. Ltd.(1)	12,000	10,421
Sunrex Technology Corp.	2,000	3,923
Sunspring Metal Corp.	3,000	3,083
Sunty Development Co. Ltd.	5,000	2,970
Supreme Electronics Co. Ltd.	21,000	41,772
Swancor Holding Co. Ltd.	2,000	5,869
Symtek Automation Asia Co. Ltd.	1,000	6,579
Syncmold Enterprise Corp.	5,000	14,087
Synmosa Biopharma Corp.	12,000	12,704
Syscom Computer Engineering Co.	1,000	1,600
Sysgration	4,000	5,809
Systex Corp.	7,000	27,863
T3EX Global Holdings Corp.	4,000	9,721
Ta Liang Technology Co. Ltd.	1,000	3,583
TA-I Technology Co. Ltd.	3,000	4,344
Tai Tung Communication Co. Ltd.(1)	3,000	2,464
TaiDoc Technology Corp.	2,000	9,100
Taiflex Scientific Co. Ltd.	8,137	12,307
Taimide Tech, Inc.	2,000	2,611
Tainan Enterprises Co. Ltd.	3,000	3,289
Tainan Spinning Co. Ltd.	27,000	12,688
TaiSol Electronics Co. Ltd.	2,000	4,545
Taisun Enterprise Co. Ltd.(1)	4,000	2,611
Taita Chemical Co. Ltd.	6,000	2,994
TAI-TECH Advanced Electronics Co. Ltd.	2,000	7,349
Taiwan Cogeneration Corp.	21,000	27,441
Taiwan Fire & Marine Insurance Co. Ltd.	4,000	3,543
Taiwan FU Hsing Industrial Co. Ltd.	5,000	8,247
Taiwan Hon Chuan Enterprise Co. Ltd.	10,222	46,419
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	7,449	9,344
Taiwan IC Packaging Corp.(1)	4,000	1,977
Taiwan Line Tek Electronic	1,000	841
Taiwan Mask Corp.	2,000	3,324
Taiwan Navigation Co. Ltd.	6,000	5,751

Taiwan Paiho Ltd.	11,000	26,454
Taiwan PCB Techvest Co. Ltd.	3,000	3,471
Taiwan Sakura Corp.	6,000	15,665
Taiwan Semiconductor Co. Ltd.	5,000	9,188
Taiwan Surface Mounting Technology Corp.	11,000	35,278
Taiwan Takisawa Technology Co. Ltd.	1,000	2,566
Taiwan TEA Corp.(1)	18,000	11,454
Taiwan Union Technology Corp.	10,000	53,296
Tatung System Technologies, Inc.	2,000	5,572
TCI Co. Ltd.	3,000	11,632
Te Chang Construction Co. Ltd.	2,000	3,817
Team Group, Inc.(1)	4,000	10,674
Test Research, Inc.	8,000	32,298
Thinking Electronic Industrial Co. Ltd.	3,000	14,329
Thintech Materials Technology Co. Ltd.	2,000	4,822
Thye Ming Industrial Co. Ltd.	5,000	10,035
Ton Yi Industrial Corp.	31,000	14,999
Tong Hsing Electronic Industries Ltd.	10,000	39,987
Tong-Tai Machine & Tool Co. Ltd.	11,000	11,110
Topkey Corp.	3,000	18,182
Topoint Technology Co. Ltd.	6,000	6,136
TPK Holding Co. Ltd.(1)	14,000	17,982
Transcend Information, Inc.	5,000	14,170
Trusval Technology Co. Ltd.	1,000	5,868
Tsang Yow Industrial Co. Ltd.	1,000	861
TSC Auto ID Technology Co. Ltd.	1,000	6,359
TSEC Corp.	13,000	7,916
TSRC Corp.	15,000	10,585
TTY Biopharm Co. Ltd.	5,000	11,647
Tung Thih Electronic Co. Ltd.	1,100	3,403
Twinhead International Corp.(1)	1,000	2,593
TXC Corp.	11,000	35,765
TYC Brother Industrial Co. Ltd.	8,000	16,069
Tyntek Corp.	13,000	10,046
TZE Shin International Co. Ltd.	3,000	2,064
U-BEST Innovative Technology Co. Ltd.(1)	4,000	2,224
Ubright Optronics Corp.	1,000	1,964
UDE Corp.	2,000	5,143
Ultra Chip, Inc.	2,000	5,018
Unic Technology Corp.	3,000	3,228
Union Insurance Co. Ltd.(1)	1,000	984
Unitech Electronics Co. Ltd.	1,000	1,180
Unitech Printed Circuit Board Corp.(1)	20,000	19,393
United Orthopedic Corp.	4,000	12,154
United Renewable Energy Co. Ltd.(1)	56,000	18,580
Univacco Technology, Inc.	4,000	7,082
Universal Cement Corp.	11,220	10,132
Universal Vision Biotechnology Co. Ltd.	1,000	6,706
UPC Technology Corp.	10,000	3,290
USI Corp.	28,000	11,068
Usun Technology Co. Ltd.(1)	2,000	3,257
Utechzone Co. Ltd.	2,000	7,527
UVAT Technology Co. Ltd.	1,000	2,997
Ventec International Group Co. Ltd.	1,000	2,157

VIA Labs, Inc.	1,000	4,106
Viking Tech Corp.	2,000	2,898
Visual Photonics Epitaxy Co. Ltd.	4,000	21,100
Vivotek, Inc.	1,000	3,833
Wafer Works Corp.	9,000	8,135
Waffer Technology Corp.	2,000	4,397
Wah Hong Industrial Corp.	1,000	1,444
Wah Lee Industrial Corp.	6,000	22,624
Walton Advanced Engineering, Inc.	5,000	2,374
We & Win Development Co. Ltd.(1)	3,000	1,327
We&Win Diversification Co. Ltd.(1)	1,000	976
Weikeng Industrial Co. Ltd.	8,000	8,723
Well Shin Technology Co. Ltd.	3,000	5,955
Weltrend Semiconductor	5,000	7,896
Wholetech System Hitech Ltd.	7,000	22,162
Winmate, Inc.	2,000	9,355
Winstek Semiconductor Co. Ltd.	1,000	3,125
WinWay Technology Co. Ltd.	1,000	36,672
Wiselink Co. Ltd.	10,130	27,265
WITS Corp.	1,000	3,426
Wonderful Hi-Tech Co. Ltd.	4,000	4,262
Wowprime Corp.	3,000	21,410
WUS Printed Circuit Co. Ltd.	6,000	9,521
WW Holding, Inc.	1,000	3,200
XinTec, Inc.	1,000	5,968
Xxentria Technology Materials Corp.	4,180	7,266
Yankey Engineering Co. Ltd.	1,200	11,641
Yao Sheng Electronic Co. Ltd.	2,000	6,484
YCC Parts Manufacturing Co. Ltd.	1,000	1,674
Yea Shin International Development Co. Ltd.	2,101	2,083
Yem Chio Co. Ltd.	18,000	10,017
Yen Sun Technology Corp.	1,000	1,477
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,000	1,235
YFC-Boneagle Electric Co. Ltd.	1,000	871
Yi Jinn Industrial Co. Ltd.	2,100	1,274
Yieh Phui Enterprise Co. Ltd.	16,320	7,660
Ying Han Technology Co. Ltd.(1)	2,000	4,058
Young Fast Optoelectronics Co. Ltd.	4,000	8,856
Youngtek Electronics Corp.	3,000	5,804
Yuan High-Tech Development Co. Ltd.	1,000	4,748
Yuanta Futures Co. Ltd.	3,000	8,416
Yungshin Construction & Development Co. Ltd.	2,000	10,247
YungShin Global Holding Corp.	8,000	13,879
Zenitron Corp.	4,000	3,830
Zero One Technology Co. Ltd.	1,000	3,550
Zig Sheng Industrial Co. Ltd.(1)	7,000	2,162
Zinwell Corp.(1)	4,000	2,089
Zippy Technology Corp.	5,000	10,215
Zyxel Group Corp.	6,000	7,342
		5,946,765
Thailand — 2.9%
AAPICO Hitech PCL, NVDR	10,200	5,362
AEON Thana Sinsap Thailand PCL, NVDR	6,400	23,066
AP Thailand PCL, NVDR	133,200	33,658

Asia Aviation PCL, NVDR(1)	371,200	30,572
Asian Sea Corp. PCL, NVDR	30,400	7,452
Bangchak Sriracha PCL, NVDR	49,500	10,638
Bangkok Airways PCL, NVDR	45,200	31,009
Bangkok Life Assurance PCL, NVDR	36,600	22,008
BCPG PCL, NVDR	70,000	11,540
BEC World PCL, NVDR	37,100	4,308
Chularat Hospital PCL, NVDR	358,400	27,624
CK Power PCL, NVDR	106,400	10,189
Dhipaya Group Holdings PCL, NVDR	16,700	11,834
Erawan Group PCL, NVDR	162,400	18,966
Forth Corp. PCL, NVDR	14,100	4,663
GFPT PCL, NVDR	29,200	9,037
Gunkul Engineering PCL, NVDR	276,500	18,890
Ichitan Group PCL, NVDR	47,400	20,480
IRPC PCL, NVDR	311,500	12,553
Jasmine International PCL, NVDR	250,611	16,981
Jaymart Group Holdings PCL, NVDR	37,400	15,473
Major Cineplex Group PCL, NVDR	34,300	14,502
Malee Group PCL, NVDR(1)	8,000	2,150
MC Group PCL, NVDR	15,600	4,919
MK Restaurants Group PCL, NVDR	20,300	14,670
Northeast Rubber PCL, NVDR	43,600	6,166
Origin Property PCL, NVDR	28,100	3,381
Precious Shipping PCL, NVDR	67,700	14,932
Prima Marine PCL, NVDR	65,500	16,425
PTG Energy PCL, NVDR	66,100	16,698
Quality Houses PCL, NVDR	523,700	27,507
R&B Food Supply PCL, NVDR	33,200	6,598
Regional Container Lines PCL, NVDR	26,600	21,992
Rojana Industrial Park PCL, NVDR	59,000	10,858
RS PCL, NVDR(1)	64,200	10,676
Sabina PCL, NVDR	10,200	6,247
Sansiri PCL, NVDR	1,007,100	52,839
Sappe PCL, NVDR	9,300	21,599
SC Asset Corp. PCL, NVDR	89,000	7,484
Singer Thailand PCL, NVDR(1)	20,100	5,370
SiS Distribution Thailand PCL, NVDR	5,200	4,444
SISB PCL, NVDR	18,100	16,507
Sri Trang Agro-Industry PCL, NVDR	74,500	40,100
Star Petroleum Refining PCL, NVDR	98,300	19,533
Stecon Group PCL, NVDR	37,100	8,600
Susco PCL, NVDR	53,400	4,712
Synnex Thailand PCL, NVDR	18,400	8,438
Taokaenoi Food & Marketing PCL, Class R, NVDR	36,400	8,999
Thaicom PCL, NVDR	33,000	12,461
Thaifoods Group PCL, NVDR	77,700	8,339
Thoresen Thai Agencies PCL, NVDR	97,500	16,818
Tipco Asphalt PCL, NVDR	49,500	27,568
VGI PCL, NVDR(1)	128,300	10,598
Xspring Capital PCL, NVDR(1)	592,200	16,447
		814,880

Turkey — 2.6%
Adel Kalemcilik Ticaret ve Sanayi AS	1,023	1,036
Afyon Cimento Sanayi TAS	12,429	4,990
Agesa Hayat ve Emeklilik AS	1,820	7,358
Akenerji Elektrik Uretim AS(1)	12,590	4,157
Akfen Yenilenebilir Enerji AS(1)	16,076	8,602
Albaraka Turk Katilim Bankasi AS(1)	48,434	8,668
Alcatel-Lucent Teletas Telekomunikasyon AS(1)	192	661
Alfa Solar Enerji Sanayi VE Ticaret AS	2,444	3,551
Alkim Alkali Kimya AS(1)	4,477	4,302
Alkim Kagit Sanayi ve Ticaret AS(1)	301	227
Anatolia Tani VE Biyoteknoloji Urunleri Arastirma Gelistirme Sanayi VE TicaretAS(1)	390	148
ARD Grup Bilisim Teknolojileri AS	3,937	4,241
Bagfas Bandirma Gubre Fabrikalari AS(1)	3,263	2,096
Baticim Bati Anadolu Cimento Sanayii AS(1)	3,543	15,588
BatiSoke Soke Cimento Sanayii TAS(1)	9,704	16,796
Bera Holding AS(1)	37,355	17,167
Biotrend Cevre VE Enerji Yatirimlari AS(1)	11,844	5,677
Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS(1)	1,935	839
Bogazici Beton Sanayi Ve Ticaret AS	5,451	3,345
Bursa Cimento Fabrikasi AS	50,273	11,090
Cemas Dokum Sanayi AS(1)	53,208	5,226
Cemtas Celik Makina Sanayi Ve Ticaret AS	9,443	2,411
Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS(1)	33	2,773
Dardanel Onentas Gida Sanayi AS(1)	1,871	323
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	33,696	8,161
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	804	537
EGE Gubre Sanayii AS	3,470	5,774
Eksun Gida Tarim Sanayi Ve Ticaret AS(1)	4,155	676
Elite Naturel Organik Gida Sanayi VE Ticaret AS	1,497	1,567
Enerya Enerji AS	590	4,644
Erbosan Erciyas Boru Sanayii ve Ticaret AS	450	2,338
Escar Turizm Tasimacilik Ticaret AS	7,569	9,667
Esenboga Elektrik Uretim AS(1)	5,246	3,091
Europap Tezol Kagit Sanayi VE Ticaret AS	8,556	4,154
Europen Endustri Insaat Sanayi VE Ticaret AS(1)	11,775	3,755
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS(1)	6,942	7,058
Gedik Yatirim Menkul Degerler AS	5,075	1,093
Gelecek Varlik Yonetimi AS	905	1,185
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(1)	3,022	4,055
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	12,490	9,945
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	676	9,510
Goodyear Lastikleri TAS(1)	2,322	1,045
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	9,022	6,847
GSD Holding AS(1)	20,260	2,302
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	1,621	8,323
Hitit Bilgisayar Hizmetleri AS(1)	6,343	6,642
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	7,174	1,415
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	3,468	5,381
Is Finansal Kiralama AS(1)	17,640	5,734
Isiklar Enerji ve Yapi Holding AS(1)	37,026	12,724
Izmir Demir Celik Sanayi AS(1)	16,867	2,573
Jantsa Jant Sanayi Ve Ticaret AS	7,290	5,652
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	7,174	5,984

Karsan Otomotiv Sanayii Ve Ticaret AS(1)	10,676	3,981
Katilimevim Tasarruf Finansman AS	7,440	12,992
Kerevitas Gida Sanayi ve Ticaret AS(1)	6,565	2,815
Kervan Gida Sanayi Ve Ticaret AS	54,764	3,568
Konya Kagit Sanayi VE Ticaret AS(1)	1,290	1,494
Kordsa Teknik Tekstil AS(1)	1,650	3,419
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	11,686	23,729
Kutahya Seker Fabrikasi AS	247	450
LDR Turizm AS	1,870	6,818
Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret AS(1)	407	6,056
Logo Yazilim Sanayi Ve Ticaret AS	1,612	5,274
Margun Enerji Uretim Sanayi VE Ticaret AS(1)	13,043	7,180
Marmaris Altinyunus Turistik Tesisler AS(1)	153	3,680
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	13,593	32,480
Meditera Tibbi Malzeme Sanayi VE Ticaret AS	1,501	2,288
Menderes Tekstil Sanayi ve Ticaret AS(1)	2,003	626
MIA Teknoloji AS(1)	13,357	16,964
Naturel Yenilenebilir Enerji Ticaret AS(1)	3,636	5,150
Naturelgaz Sanayi ve Ticaret AS	9,723	1,666
NET Holding AS(1)	25,152	33,077
Netas Telekomunikasyon AS(1)	1,580	3,326
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	52,121	9,275
Orge Enerji Elektrik Taahhut AS(1)	3,757	9,450
Osmanli Yatirim Menkul Degerler AS	2,330	622
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	334	381
Parsan Makina Parcalari Sanayii AS(1)	777	1,971
Pinar Entegre Et ve Un Sanayi AS	1,504	460
Pinar SUT Mamulleri Sanayii AS	5,476	1,584
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	3,272	2,659
Polisan Holding AS	11,580	3,500
Qua Granite Hayal(1)	27,135	2,192
Ral Yatirim Holding AS(1)	322	2,637
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	83,565	42,650
Sanko Pazarlama Ithalat Ihracat AS(1)	335	235
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	2,722	1,498
Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS(1)	5,224	6,512
SDT Uzay VE Savunma Teknolojileri AS	2,154	14,084
Sekerbank Turk AS	80,859	10,856
Sok Marketler Ticaret AS	18,107	21,462
Suwen Tekstil Sanayi Pazarlama AS	2,886	2,487
Tekfen Holding AS(1)	9,531	22,589
Teknosa Ic Ve Dis Ticaret AS(1)	2,261	1,993
Tukas Gida Sanayi ve Ticaret AS(1)	31,426	6,183
Turcas Petrol AS(1)	4,375	2,969
Tureks Turizm Tasimacilik AS(1)	307	1,064
Turk Prysmian Kablo ve Sistemleri AS(1)	263	223
Turkiye Sinai Kalkinma Bankasi AS(1)	59,783	21,889
Ulusoy Un Sanayi ve Ticaret AS(1)	6,185	1,130
Usak Seramik Sanayii AS(1)	2,596	813
Vakif Finansal Kiralama AS(1)	56,767	2,720
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	5,218	13,131
VBT Yazilim AS(1)	2,810	2,080
Vestel Beyaz Esya Sanayi ve Ticaret AS	11,611	5,721
Vestel Elektronik Sanayi ve Ticaret AS(1)	6,588	12,155

Yatas Yatak ve Yorgan Sanayi ve Ticaret AS(1)	2,962	2,271
YEO Teknoloji Enerji VE Endustri AS(1)	11,914	19,113
Yunsa Yunlu Sanayi VE Ticare AS	7,264	1,347
Zorlu Enerji Elektrik Uretim AS(1)	122,588	14,997
		717,040
United States — 0.2%
WNS Holdings Ltd.(1)	1,262	68,438
TOTAL COMMON STOCKS (Cost $27,389,362)		27,876,552
WARRANTS — 0.0%
Malaysia — 0.0%
VS Industry Bhd.(1)	9,180	300
Thailand — 0.0%
Jasmine International PCL, NVDR(1)	125,306	2,338
Northeast Rubber PCL, NVDR(1)	5,000	50
RS PCL, NVDR(1)	1,770	233
VGI PCL, NVDR(1)	10,270	416
		3,037
TOTAL WARRANTS (Cost $—)		3,337
RIGHTS — 0.0%
Brazil — 0.0%
Hidrovias do Brasil SA(1)	15,897	26
South Korea — 0.0%
Ecopro HN Co. Ltd.(1)	121	—
TOTAL RIGHTS (Cost $—)		26
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	60,309	60,309
State Street Navigator Securities Lending Government Money Market Portfolio(3)	444,296	444,296
TOTAL SHORT-TERM INVESTMENTS (Cost $504,605)		504,605
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $27,893,967)		28,384,520
OTHER ASSETS AND LIABILITIES — (1.9)%		(539,372)
TOTAL NET ASSETS — 100.0%		$27,845,148

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	18.0%
Information Technology	17.3%
Consumer Discretionary	13.6%
Materials	12.5%
Financials	9.1%
Health Care	7.6%
Consumer Staples	6.5%
Real Estate	6.3%
Communication Services	4.2%
Utilities	3.0%
Energy	2.0%
Short-Term Investments	1.8%
Other Assets and Liabilities	(1.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $923,467. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $970,795, which includes securities collateral of $526,499.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$344,995	$1,653,921	—
Chile	—	153,563	—
China	963,088	4,884,251	—
Greece	—	130,792	—
Hong Kong	—	37,114	—
Hungary	—	60,006	—
India	—	5,387,695	—
Indonesia	—	686,086	—
Malaysia	—	720,860	—
Mexico	140,579	498,396	—
Philippines	—	221,212	—
Poland	—	390,592	—
South Africa	—	1,007,402	—
South Korea	—	3,048,877	—
Taiwan	—	5,946,765	—
Thailand	—	814,880	—
Turkey	—	717,040	—
United States	68,438	—	—
Warrants	—	3,337	—
Rights	—	26	—
Short-Term Investments	504,605	—	—
	$2,021,705	$26,362,815	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.